UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 12/31
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Date of reporting period: 12/31/12
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ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock
Lifestyle Portfolios

Annual Report

12.31.12

Management’s discussion of
Fund performance

By the Portfolio Management Team at John Hancock Asset Management

John Hancock
Lifestyle Portfolios

Market Review

During 2012, investors were faced with a myriad of challenges, including recessions throughout Europe and in Japan, fears of the U.S. economy diving over the “fiscal cliff,” slowing earnings growth and critical leadership transitions in a number of the world’s largest economic powers. Although the majority of the headline news seemed to have a negative underlying tone during the year, most major global equity and fixed-income market indexes posted strong gains during 2012.

In the U.S., the equity market, as represented by the S&P 500 Index, rose 16%. But this was only part of the good news. Equity markets overseas in both developed and emerging markets also generated significant gains during the year as the MSCI EAFE Index rose over 17%, while the MSCI Emerging Markets Index rose over 18%. Within fixed income, the U.S. bond market as represented by the Barclays U.S. Aggregate Bond Index also recorded positive returns of over 4%, but non-investment-grade bonds generated returns similar to U.S. equities in the 15% range and emerging-market bonds returned over 18%.

If headline news around the world was less than stellar, why did the capital markets deliver such impressive returns? A number of worst-case scenarios never materialized, which caused depressed valuations of riskier assets to rise. This was in turn supported by improvement in a few key economic indicators. To shed a bit more light on this, consider the following example. During the year, one of the biggest fears was a disorderly breakup of the eurozone, coupled with debt defaults from a few major eurozone countries. These fears compressed European equity valuations to levels not seen in nearly 30 years, and bond yields in countries like Italy and Spain skyrocketed to well over 6%. However, in late July, the head of the European Central Bank committed to doing “whatever it takes to preserve the euro,” easing the markets’ fear of the worst-case scenario and allowing valuations to rise while also leading to lower borrowing costs for Italy and Spain.

For the
Market Index	year ended
Total Returns	December 31, 2012

U.S. Stocks

S&P 500 Index	16.00%
Russell Midcap Index	17.28%
Russell 2000 Index	16.35%
FTSE NAREIT All Equity REIT Index	19.70%

International Stocks

MSCI EAFE Index	17.90%
MSCI Emerging Markets Index	18.63%
MSCI EAFE Small Cap Index	20.42%

Fixed Income

Barclays U.S. Aggregate Bond Index	4.22%
Bank of America Merrill Lynch US High
Yield Master II Index	15.59%
JPM Global Government Bonds
Unhedged Index	1.30%

But the strong year for the markets wasn’t just about avoiding the worst cases. There were also improvements in a few key economic data points that gave hope for more positive economic momentum in the future. Chief among these was the improvement seen in the epicenter of the last crisis, the housing market. Housing starts rose, overall housing supply fell and existing home prices climbed during the year in the U.S. Additionally, the stubbornly high unemployment rate in the U.S., while still above historical averages, did fall during the year.

2	Lifestyle Portfolios | Annual report

Outlook

After such a strong year for the capital markets, what lies ahead? We believe global economic growth will likely remain challenged in Europe but be stronger in the U.S. With the recent rally across global equities, the question to ask is how much of this view is priced in current valuations? Our opinion is that there still exist attractive values in a number of regions and countries around the globe, while other regions and countries are more fairly valued. For example, we continue to believe that good value exists in Europe and in many emerging markets, particularly in Asia. In the U.S., valuations are a bit more mixed, given the market appreciation coupled with the higher overall starting point. However, there is a case to be made that valuations could increase a bit further in the short term from current levels.

Within fixed income, challenges to generating the strong returns of the last few years exist, namely the low absolute level of yield available. Although we are not expecting interest rates to spike materially higher in the short term, even a small increase can lead to price decreases that can diminish the return earned from interest payments in the high-quality sector. We continue to believe non-investment-grade and emerging-market bonds offer superior return potential; however, not without risk.

In 2013, we believe special care should be taken to build a portfolio that can also reasonably withstand unexpected shocks that may occur in the economic or geopolitical landscape, commensurate with the level of risk investors are comfortable taking on. While we never know in advance what these shocks may ultimately be, a wide range of candidates can be found by reading the news each day. To that end, we want to stress the importance of maintaining a well-diversified global portfolio that includes not only traditional equities and fixed income, but also exposure to more non-traditional strategies, like absolute return funds.

Annual report | Lifestyle Portfolios	3

Lifestyle Aggressive Portfolio

For the 12-month period ended December 31, 2012, the Portfolio’s Class A shares returned 15.83%, excluding sales charges. In comparison, the benchmark S&P 500 Index returned 16.00% over the same period and the Morningstar, Inc. large blend fund category returned an average 14.96%.

The Portfolio’s performance was just shy of the benchmark index over the period. Performance was primarily driven by our asset class positioning and to a small degree by the performance of our underlying fund managers. International developed and emerging-market equities were among the largest contributors to relative results for the year, a dramatic reversal from 2011 and recent quarters, when these asset classes lagged. We continued to maintain our defensive equity theme, which incorporates a small group of underlying funds whose strategies, when combined, tend to exhibit less volatility than the broader equity market, but are expected to generate equity market returns over a full market cycle. This strategy generally stabilizes Portfolio results through strong risk-adjusted performance and reduced volatility. We continued to rely on the diversification benefits from our absolute return strategies, which may be uncorrelated to the broader equity and fixed-income markets and help improve downside protection.

The performance of our underlying fund managers in aggregate was slightly positive to relative results over the year. Several underlying funds turned in strong relative performance, including Alpha Opportunities Fund (Wellington), which benefited from its stock picking within the consumer discretionary and health care sectors. Blue Chip Growth Fund (T. Rowe Price) contributed positively to relative results through its stock selection within information technology, as well as its underweight in consumer staples. Fundamental Large Cap Value Fund (John Hancock) posted strong relative results through its positioning within financials and consumer discretionary stocks. Partially offsetting these positive contributors were underperforming strategies such as All Cap Value Fund (Lord Abbett), where negative contributors included stock selection in consumer discretionary and its positioning in financials, and Fundamental Value Fund (Davis), which detracted primarily due to stock selections in financials and energy.

Lifestyle Growth Portfolio

For the 12-month period ended December 31, 2012, the Portfolio’s Class A shares returned 15.01%, excluding sales charges. In comparison, the S&P 500 Index returned 16.00% over the same period and the Barclays U.S. Aggregate Bond Index returned 4.22%. A blended benchmark comprised of 80% S&P 500 Index and 20% Barclays U.S. Aggregate Bond Index returned 13.66%. The Morningstar, Inc. aggressive allocation fund category returned an average 13.42%.

The Portfolio outperformed its blended benchmark and was in the top quartile of its peer group for the year. The Portfolio’s outperformance over the period was primarily driven by our asset class positioning and to a small degree by the performance of our underlying fund managers. International developed and emerging-market equities were among the largest contributors to relative results for the year, a dramatic reversal from 2011 and in recent quarters, when these asset classes lagged. We continued to maintain our defensive equity theme, which incorporates a small group of underlying funds whose strategies, when combined, tend to exhibit less volatility than the broader equity market, but are expected to generate equity market returns over a full market cycle. This strategy generally stabilizes results through strong risk-adjusted performance and reduced volatility. Our bond allocations strongly favor credit-sensitive sectors such as high-yield bonds and bank loans, both of which continued to outpace traditional fixed income, given their yield advantage and strong fundamentals. We continued to rely on the diversification benefits from our absolute return strategies, which may be uncorrelated to the broader equity and fixed-income markets and help improve downside protection.

The performance of our underlying fund managers in aggregate was positive to relative results over the year. Several underlying funds turned in strong relative performance, including Alpha Opportunities Fund (Wellington), which benefited from its stock picking within the consumer discretionary and health care sectors. Blue Chip Growth Fund (T. Rowe Price) contributed positively to relative results through its stock selection within information technology, as well as its underweight in consumer staples. Fundamental Large Cap Value Fund (John Hancock) posted strong relative results through its positioning within financials and consumer discretionary stocks. Partially offsetting these positive contributors were

4	Lifestyle Portfolios | Annual report

underperforming strategies such as All Cap Value Fund (Lord Abbett), where negative contributors included stock selection in consumer discretionary and its positioning in financials, and Fundamental Value Fund (Davis), which detracted primarily due to stock selections in financials and energy.

Lifestyle Balanced Portfolio

For the 12-month period ended December 31, 2012, the Portfolio’s Class A shares returned 13.59%, excluding sales charges. In comparison, the S&P 500 Index returned 16.00% over the same period and the Barclays U.S. Aggregate Bond Index returned 4.22%. A blended benchmark comprised of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index returned 11.31%. The Morningstar, Inc. moderate allocation fund category returned an average 11.72%.

The Portfolio outperformed its blended benchmark and was in the top quartile of its peer group for the year. The Portfolio’s outperformance over the period was primarily driven by our asset class positioning and to a lesser degree by the performance of our underlying fund managers. The largest positive contributors to relative results were the Portfolio’s credit-sensitive fixed-income allocations, such as high-yield bonds and bank loans, both of which continued to outpace traditional fixed income, given their yield advantage and strong fundamentals. Also adding value was the allocation to multi-sector bonds, which represent a multitude of fixed-income sectors. Within equities, the Portfolio’s performance was boosted by exposures to international developed and emerging-market equities. We continued to maintain our defensive equity theme, which incorporates a small group of underlying funds whose strategies, when combined, tend to exhibit less volatility than the broader equity market, but are expected to generate equity market returns over a full market cycle. This strategy generally stabilizes results through strong risk-adjusted performance and reduced volatility. We also continued to rely on the diversification benefits from our absolute return strategies, which may be uncorrelated to the broader equity and fixed-income markets and help improve downside protection.

The performance of our underlying fund managers in aggregate was positive to relative results over the year. Several underlying funds turned in strong relative performance, including Alpha Opportunities Fund (Wellington), which benefited from its stock picking within the consumer discretionary and health care sectors. Fundamental Large Cap Value Fund (John Hancock) posted strong relative results through its positioning within financials and consumer discretionary stocks. Also positively contributing to relative results were fixed-income strategies such as Total Return Fund (PIMCO) and Active Bond Fund (John Hancock/Declaration). Partially offsetting these positive contributors were underperforming strategies such as All Cap Value Fund (Lord Abbett), where negative contributors included stock selection in consumer discretionary and its positioning in financials, and Fundamental Value Fund (Davis), which detracted primarily due to stock selections in financials and energy.

Lifestyle Moderate Portfolio

For the 12-month period ended December 31, 2012, the Portfolio’s Class A shares returned 11.94%, excluding sales charges. In comparison, the S&P 500 Index returned 16.00% over the same period and the Barclays U.S. Aggregate Bond Index returned 4.22%. A blended benchmark comprised of 40% S&P 500 Index and 60% Barclays U.S. Aggregate Bond Index returned 8.95%. The Morningstar, Inc. conservative allocation fund category returned an average 9.40%.

The Portfolio outperformed its blended benchmark and was in the top quartile of its peer group for the year. The Portfolio’s outperformance over the period was primarily driven by our asset class positioning and to a lesser degree by the performance of our underlying fund managers. The largest positive contributors to relative results were the Portfolio’s credit-sensitive fixed-income allocations, such as high-yield bonds and bank loans, both of which continued to outpace traditional fixed income, given their yield advantage and strong fundamentals. Also adding value was the allocation to multi-sector bonds, which represent a multitude of fixed-income sectors. Within equities, the Portfolio’s performance was boosted by exposures to international developed and emerging-market equities. We continued to maintain our defensive equity theme, which incorporates a small group of underlying funds whose strategies, when combined, tend to exhibit less volatility than the broader equity market, but are expected to generate equity market returns over a full market cycle. This strategy generally

Annual report | Lifestyle Portfolios	5

stabilizes results through strong risk-adjusted performance and reduced volatility. We also continued to rely on the diversification benefits from our absolute return strategies, which may be uncorrelated to the broader equity and fixed-income markets and help improve downside protection.

The performance of our underlying fund managers in aggregate was positive to relative results over the year. Several underlying funds turned in strong relative performance, including Total Return Fund (PIMCO), which benefited primarily from its allocation to mortgage-related securities and to a lesser extent its corporate bond exposure. Also positively contributing to relative results were Active Bond Fund (John Hancock/Declaration), Global Bond Fund (PIMCO) and High Income Fund (John Hancock). Partially offsetting these positive contributors were underperforming strategies such as All Cap Value Fund (Lord Abbett), where negative contributors included stock selection in consumer discretionary and its positioning in financials, and Fundamental Value Fund (Davis), which detracted primarily due to stock selections in financials and energy.

Lifestyle Conservative Portfolio

For the 12-month period ended December 31, 2012, the Portfolio’s Class A shares returned 10.03%, excluding sales charges. In comparison, the S&P 500 Index returned 16.00% over the same period and the Barclays U.S. Aggregate Bond Index returned 4.22%. A blended benchmark comprised of 20% S&P 500 Index and 80% Barclays U.S. Aggregate Bond Index returned 6.59%. The Morningstar, Inc. conservative allocation fund category returned an average 9.40%.

The Portfolio’s outperformance of its blended benchmark over the period was primarily driven by our asset class positioning and to a lesser degree by the performance of our underlying fund managers. The largest positive contributors to relative results were the Portfolio’s credit-sensitive fixed-income allocations, such as high-yield bonds and bank loans, both of which continued to outpace traditional fixed income, given their yield advantage and strong fundamentals. Also adding value was the Portfolio’s allocation to multi-sector bonds, which represent a multitude of fixed-income sectors. Within equities, the Portfolio’s performance was boosted by exposures to international developed and emerging-market equities. We continued to maintain our defensive equity theme, which incorporates a small group of underlying funds whose strategies, when combined, tend to exhibit less volatility than the broader equity market, but are expected to generate equity market returns over a full market cycle. This strategy generally stabilizes results through strong risk-adjusted performance and reduced volatility. We also continued to rely on the diversification benefits from our absolute return strategies, which may be uncorrelated to the broader equity and fixed-income markets and help improve downside protection.

The performance of our underlying fund managers in aggregate was positive to relative results over the year. Several underlying funds turned in strong relative performance, including Total Return Fund (PIMCO), which benefited primarily from its allocation to mortgage-related securities and to a lesser extent its corporate bond exposure. Also positively contributing to relative results were Active Bond Fund (John Hancock/Declaration), Global Bond Fund (PIMCO) and High Income Fund (John Hancock). Partially offsetting these positive contributors were underperforming strategies such as Spectrum Income Fund (T. Rowe Price), where its holdings in lower-risk fixed-income and developed international bond segments were a drag on relative results, and U.S. High Yield Bond Fund (Wells Capital), which detracted due to its conservative positioning.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way a guarantee of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Portfolios’ performance depends on the Adviser’s and Subadvisers’ skill in determining the strategic asset class allocations, the mix of underlying funds and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The Portfolios are subject to the same risks as the underlying funds in which they invest, which include the following: stocks and bonds can decline due to adverse issuer, market, regulatory or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; and the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; high-yield bonds are subject to additional risks, such as increased risk of default. Absolute return funds are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive returns. They employ certain techniques which are intended to reduce risk and volatility in the portfolio and provide protection against a decline in the fund’s assets. However, there is no guarantee that any investment strategy will be successful or that the fund’s objectives will be achieved. For additional information on these and other risk considerations, please see the Portfolios’ prospectus.

6	Lifestyle Portfolios | Annual report

John Hancock Lifestyle Aggressive Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 12-31-12

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05

Average annual total returns — 1 year	10.08%	9.94%	14.00%	15.42%	15.58%	15.53%	15.86%	16.22%	16.43%	16.43%

Average annual total returns — 5 year	–1.54%	–1.65%	–1.24%	–0.88%	–1.50%	–0.81%	–0.51%	–0.19%	–1.57%	–0.04%

Average annual total returns — Since inception	2.83%	2.80%	2.84%	1.93%	2.50%	3.33%	3.62%	3.93%	2.30%	4.06%

Cumulative returns — 1 year	10.08%	9.94%	14.00%	15.42%	15.58%	15.53%	15.86%	16.22%	16.43%	16.43%

Cumulative returns — 5 year	–7.48%	–7.96%	–6.05%	–4.33%	–7.30%	–3.98%	–2.50%	–0.93%	–7.61%	–0.19%

Cumulative returns — Since inception	22.31%	22.03%	22.36%	12.80%	19.45%	26.62%	29.18%	31.99%	17.79%	33.30%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers, expense limitations or recoupments) and gross (excluding any fee waivers, expense limitations or recoupments), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-14 for Class B, Class R2 and Class R6 shares. Had the fee waivers, expense limitations and recoupments not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.47	2.24	2.18	1.88	1.51	1.76	1.40	1.15	1.00	1.00
Gross (%)	1.47	2.22	2.18	1.88	1.75	1.76	1.40	1.15	17.45	1.00

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctu-ate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable fee waivers and expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12; returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11; returns prior to that date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

Annual report | Lifestyle Portfolios	7

John Hancock Lifestyle Growth Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 12-31-12

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Average annual total returns — 1 year	9.25%	9.18%	13.21%	14.67%	14.79%	14.77%	15.11%	15.43%	15.60%	15.50%	15.57%

Average annual total returns — 5 year	0.17%	0.10%	0.50%	0.88%	0.33%	0.96%	1.28%	1.57%	0.76%	1.67%	1.74%

Average annual total returns — Since inception	3.52%	3.51%	3.55%	2.96%	3.33%	4.03%	4.34%	4.63%	3.68%	4.73%	3.95%

Cumulative returns — 1 year	9.25%	9.18%	13.21%	14.67%	14.79%	14.77%	15.11%	15.43%	15.60%	15.50%	15.57%

Cumulative returns — 5 year	0.84%	0.48%	2.54%	4.48%	1.66%	4.90%	6.57%	8.09%	3.83%	8.63%	9.00%

Cumulative returns — Since inception	28.35%	28.19%	28.54%	20.18%	26.64%	32.95%	35.78%	38.58%	29.80%	39.62%	28.67%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-14 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Net (%)	1.44	2.15	2.14	1.78	1.48	1.67	1.28	1.07	0.97	0.97	0.92
Gross (%)	1.44	2.15	2.14	1.78	1.64	1.67	1.28	1.07	16.81	0.97	0.92

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable fee waivers and expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12; returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11; returns prior to that date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

8	Lifestyle Portfolios | Annual report

John Hancock Lifestyle Balanced Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 12-31-12

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Average annual total returns — 1 year	7.88%	7.80%	11.81%	13.29%	13.37%	13.38%	13.77%	13.96%	14.09%	14.09%	14.14%

Average annual total returns — 5 year	1.54%	1.48%	1.88%	2.19%	1.69%	2.36%	2.68%	2.97%	2.13%	3.07%	3.10%

Average annual total returns — Since inception	4.13%	4.08%	4.15%	3.70%	3.91%	4.64%	4.95%	5.24%	4.26%	5.32%	4.85%

Cumulative returns — 1 year	7.88%	7.80%	11.81%	13.29%	13.37%	13.38%	13.77%	13.96%	14.09%	14.09%	14.14%

Cumulative returns — 5 year	7.96%	7.63%	9.77%	11.45%	8.73%	12.36%	14.15%	15.78%	11.13%	16.31%	16.51%

Cumulative returns — Since inception	33.83%	33.43%	34.04%	25.72%	31.84%	38.64%	41.61%	44.44%	35.11%	45.37%	36.07%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-14 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Net (%)	1.36	2.08	2.06	1.73	1.41	1.58	1.19	0.97	0.90	0.90	0.85
Gross (%)	1.36	2.08	2.06	1.73	1.57	1.58	1.19	0.97	17.16	0.90	0.85

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable fee waivers and expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12; returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11; returns prior to that date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

Annual report | Lifestyle Portfolios	9

John Hancock Lifestyle Moderate Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 12-31-12

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Average annual total returns — 1 year	6.31%	6.14%	10.17%	11.58%	11.72%	11.64%	12.02%	12.26%	12.50%	12.49%	12.56%

Average annual total returns — 5 year	3.13%	3.03%	3.45%	3.76%	3.27%	3.84%	4.14%	4.49%	3.00%	4.65%	4.69%

Average annual total returns — Since inception	4.62%	4.55%	4.63%	4.60%	4.41%	5.08%	5.35%	5.69%	3.97%	5.81%	5.72%

Cumulative returns — 1 year	6.31%	6.14%	10.17%	11.58%	11.72%	11.64%	12.02%	12.26%	12.50%	12.49%	12.56%

Cumulative returns — 5 year	16.66%	16.10%	18.51%	20.29%	17.44%	20.72%	22.49%	24.55%	15.96%	25.50%	25.74%

Cumulative returns — Since inception	38.44%	37.81%	38.53%	32.70%	36.44%	42.92%	45.60%	48.99%	32.40%	50.33%	43.56%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-14 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Net (%)	1.36	2.10	2.06	1.81	1.40	1.66	1.31	1.02	0.89	0.89	0.84
Gross (%)	1.36	2.10	2.06	1.81	1.64	1.66	1.31	1.02	17.03	0.89	0.84

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable fee waivers and expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12; returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11; returns prior to that date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

10	Lifestyle Portfolios | Annual report

John Hancock Lifestyle Conservative Portfolio

Performance chart

Total returns with maximum sales charge for the period ended 12-31-12

	Class A	Class B	Class C	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05

Average annual total returns — 1 year	4.56%	4.24%	8.28%	9.52%	9.72%	9.71%	10.06%	10.37%	10.56%	10.56%

Average annual total returns — 5 year	4.13%	4.06%	4.45%	4.73%	4.25%	4.84%	5.13%	5.49%	3.74%	5.66%

Average annual total returns — Since inception	4.89%	4.85%	4.89%	5.15%	4.67%	5.35%	5.61%	5.96%	3.95%	6.10%

Cumulative returns — 1 year	4.56%	4.24%	8.28%	9.52%	9.72%	9.71%	10.06%	10.37%	10.56%	10.56%

Cumulative returns — 5 year	22.42%	22.04%	24.31%	25.97%	23.15%	26.65%	28.42%	30.64%	20.17%	31.70%

Cumulative returns — Since inception	41.09%	40.67%	41.03%	37.14%	38.90%	45.62%	48.21%	51.79%	32.28%	53.23%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-14 for Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1
Net (%)	1.29	2.02	1.99	1.77	1.33	1.59	1.24	0.95	0.82	0.82
Gross (%)	1.29	2.02	1.99	1.77	1.57	1.59	1.24	0.95	16.87	0.82

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable fee waivers and expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 Class R2 shares were first offered on 3-1-12; returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R2 shares. Class R6 shares were first offered on 9-1-11; returns prior to that date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

Annual report | Lifestyle Portfolios	11

Your expenses

As a shareholder of a John Hancock Funds II Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses that each Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs, and each Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2012 through December 31, 2012).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	Lifestyle Portfolios | Annual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-12	12-31-12	7-1-12–12-31-12	Expense Ratio[2]

Lifestyle Aggressive Portfolio

Class A	Actual	$1,000.00	$1,083.50	$2.99	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.90	0.57%

Class B	Actual	1,000.00	1,078.90	7.05	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.85	1.35%

Class C	Actual	1,000.00	1,079.50	6.64	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.44	1.27%

Class R1	Actual	1,000.00	1,080.70	5.28	1.01%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	5.13	1.01%

Class R2	Actual	1,000.00	1,083.50	3.25	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.15	0.62%

Class R3	Actual	1,000.00	1,081.50	4.76	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.62	0.91%

Class R4	Actual	1,000.00	1,083.60	2.67	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.59	0.51%

Class R5	Actual	1,000.00	1,085.20	1.47	0.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.42	0.28%

Class R6	Actual	1,000.00	1,086.00	0.58	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.56	0.11%

Class 1	Actual	1,000.00	1,086.00	0.58	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.56	0.11%

Lifestyle Growth Portfolio

Class A	Actual	$1,000.00	$1,076.30	$2.92	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.85	0.56%

Class B	Actual	1,000.00	1,073.00	6.67	1.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.50	1.28%

Class C	Actual	1,000.00	1,073.20	6.57	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.39	1.26%

Class R1	Actual	1,000.00	1,075.10	4.64	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.52	0.89%

Class R2	Actual	1,000.00	1,077.10	3.24	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.15	0.62%

Class R3	Actual	1,000.00	1,075.70	4.33	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.22	0.83%

Class R4	Actual	1,000.00	1,077.20	2.14	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	2.09	0.41%

Class R5	Actual	1,000.00	1,078.40	0.94	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.92	0.18%

Class R6	Actual	1,000.00	1,079.80	0.58	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.56	0.11%

Class 1	Actual	1,000.00	1,078.90	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.56	0.11%

Class 5	Actual	1,000.00	1,079.50	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.31	0.06%

Annual report | Lifestyle Portfolios	13

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-12	12-31-12	7-1-12–12-31-12	Expense Ratio[2]

Lifestyle Balanced Portfolio

Class A	Actual	$1,000.00	$1,068.30	$2.91	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.85	0.56%

Class B	Actual	1,000.00	1,064.60	6.69	1.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.55	1.29%

Class C	Actual	1,000.00	1,064.60	6.54	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.39	1.26%

Class R1	Actual	1,000.00	1,067.10	4.57	0.88%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.47	0.88%

Class R2	Actual	1,000.00	1,068.30	3.17	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.10	0.61%

Class R3	Actual	1,000.00	1,068.10	4.05	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.96	0.78%

Class R4	Actual	1,000.00	1,070.10	1.98	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.93	0.38%

Class R5	Actual	1,000.00	1,070.40	0.99	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.97	0.19%

Class R6	Actual	1,000.00	1,071.10	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.56	0.11%

Class 1	Actual	1,000.00	1,071.10	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.56	0.11%

Class 5	Actual	1,000.00	1,071.30	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.31	0.06%

Lifestyle Moderate Portfolio

Class A	Actual	$1,000.00	$1,060.00	$2.95	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.90	0.57%

Class B	Actual	1,000.00	1,056.20	6.72	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.60	1.30%

Class C	Actual	1,000.00	1,056.40	6.56	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.44	1.27%

Class R1	Actual	1,000.00	1,058.10	4.97	0.96%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.88	0.96%

Class R2	Actual	1,000.00	1,059.60	3.21	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.15	0.62%

Class R3	Actual	1,000.00	1,058.50	4.76	0.92%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.67	0.92%

Class R4	Actual	1,000.00	1,060.50	2.49	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.44	0.48%

Class R5	Actual	1,000.00	1,061.10	1.66	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.63	0.32%

Class R6	Actual	1,000.00	1,062.60	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.56	0.11%

Class 1	Actual	1,000.00	1,062.60	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.56	0.11%

Class 5	Actual	1,000.00	1,062.90	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	0.31	0.06%

14	Lifestyle Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-12	12-31-12	7-1-12–12-31-12	Expense Ratio[2]

Lifestyle Conservative Portfolio

Class A	Actual	$1,000.00	$1,050.00	$2.89	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.85	0.56%

Class B	Actual	1,000.00	1,046.20	6.64	1.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.55	1.29%

Class C	Actual	1,000.00	1,046.40	6.48	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.39	1.26%

Class R1	Actual	1,000.00	1,046.80	5.66	1.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.58	1.10%

Class R2	Actual	1,000.00	1,049.90	3.19	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	3.15	0.62%

Class R3	Actual	1,000.00	1,047.60	5.35	1.04%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	5.28	1.04%

Class R4	Actual	1,000.00	1,050.40	2.58	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.54	0.50%

Class R5	Actual	1,000.00	1,051.50	1.65	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.63	0.32%

Class R6	Actual	1,000.00	1,053.40	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.56	0.11%

Class 1	Actual	1,000.00	1,052.50	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.56	0.11%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 366 (to reflect the one-half year period).

2 The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Period ended	Aggressive	Growth	Balanced	Moderate	Conservative
12-31-12	0.73%–1.48%	0.63%–1.48%	0.63%–1.48%	0.63%–1.48%	0.63%–1.48%

Annual report | Lifestyle Portfolios	15

Portfolios’ investments

Investment companies

Underlying Funds’ Subadvisers

American Century Investment
Management, Inc.	(American Century)

Atlantis Investment Management
(Hong Kong) Ltd.	(Atlantis)

Baillie Gifford Overseas Ltd.	(Baillie)

Columbia Management Investment
Advisers, LLC	(Columbia)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Asset Management	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Advisers
Franklin Templeton Investments Corp.	(Franklin)

Templeton Investment Counsel, LLC
Frontier Capital Management Company, LLC	(Frontier)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management*	(John Hancock)

Lord, Abbett & Co. LLC	(Lord Abbett)

Pacific Investment Management
Company LLC	(PIMCO)

Perimeter Capital Management	(Perimeter)

QS Investors Inc.	(QS Investors)

Rainier Investment Management, Inc.	(Rainier)

RCM Capital Management LLC	(RCM)

Robeco Investment Management, Inc.	(Robeco)

RS Investment Management Co. LLC	(RS Investments)

Standard Life Investments
(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

* Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

Lifestyle Aggressive Portfolio
Securities owned by the Portfolio on 12-31-12

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 97.0%

John Hancock Funds II (G) 82.8%

All Cap Core, Class NAV (QS Investors)	11,150,015	$110,162,145

All Cap Value, Class NAV (Lord Abbett)	8,411,073	94,372,238

Alpha Opportunities, Class NAV (Wellington)	18,963,750	201,963,933

Blue Chip Growth, Class NAV (T. Rowe Price)	8,337,408	203,432,761

Capital Appreciation, Class NAV (Jennison)	13,301,748	173,321,775

Capital Appreciation Value, Class NAV
(T. Rowe Price)	16,845,586	185,806,818

China Emerging Leaders, Class NAV (Atlantis)	5,296,110	56,297,645

Emerging Markets, Class NAV (DFA)	33,173,820	356,286,831

Equity-Income, Class NAV (T. Rowe Price)	10,169,521	162,305,560

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	3,295,866	36,056,778

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	10,136,797	110,896,559

Fundamental Value, Class NAV (Davis)	9,735,686	156,063,039

Global Real Estate, Class NAV (Deutsche)	5,693,554	47,142,624

Health Sciences, Class NAV (T. Rowe Price)	4,753,051	64,261,251

Heritage, Class NAV (American Century)	3,257,608	23,194,171

International Growth Opportunities Fund (Baillie)	4,804,712	54,677,626

International Growth Stock, Class NAV (Invesco)	7,121,693	81,757,033

International Small Cap, Class NAV (Franklin)	2,926,660	45,568,094

International Small Company, Class NAV (DFA)	5,573,191	46,146,020

International Value, Class NAV (Franklin)	11,429,998	163,220,377

Mid Cap Stock, Class NAV (Wellington)	5,874,205	104,090,914

Mid Cap Value Equity, Class NAV (Columbia)	1,790,226	14,142,787

Mid Value, Class NAV (T. Rowe Price)	6,954,992	90,136,697

Mutual Shares, Class NAV (Franklin)	4,978,543	57,651,523

Natural Resources, Class NAV
(RS Investments/Wellington)	4,522,074	75,428,198

Real Estate Equity, Class NAV (T. Rowe Price)	1,991,241	18,857,050

Redwood, Class NAV (RCM)	3,403,217	36,720,715

Small Cap Growth, Class NAV (Wellington)	2,578,742	21,119,896

Small Cap Opportunities, Class NAV (Invesco/DFA)	893,397	21,119,896

Small Cap Value, Class NAV (Wellington)	1,420,493	22,628,460

Small Company Growth, Class NAV (Invesco)	1,225,458	18,479,909

Small Company Value, Class NAV (T. Rowe Price)	1,180,615	33,942,689

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	2,037,198	17,805,109

Technical Opportunities, Class NAV (Wellington) (I)	7,816,614	82,621,609

U.S. Equity, Class NAV (GMO)	11,776,511	133,663,403

Value, Class NAV (Invesco)	2,489,784	23,005,600

John Hancock Funds III (G) 13.2%

Disciplined Value, Class NAV (Robeco)	5,421,675	76,011,880

Global Shareholder Yield, Class NAV (Epoch)	8,200,838	82,254,402

International Core, Class NAV (GMO)	3,300,090	93,722,563

International Value Equity, Class NAV
(John Hancock1) (A)	5,735,726	48,352,172

Rainier Growth, Class NAV (Rainier)	2,991,115	69,034,944

Strategic Growth, Class NAV (John Hancock1) (A)	11,362,924	133,287,101

John Hancock Investment Trust (G) 1.0%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	3,064,577	37,142,676

16	Lifestyle Portfolios | Annual report
See notes to financial statements

Lifestyle Aggressive Portfolio (continued)

	Shares	Value

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	7,845,499	$75,552,152

Global Absolute Return Strategies, Class NAV
(Standard Life)	3,540,759	37,921,526

Total Investments (Lifestyle Aggressive Portfolio)
(Cost $3,160,564,171) 100.0%		$3,797,627,149
Other assets and liabilities, net 0.0%		131,728

TOTAL NET ASSETS 100.0%		$3,797,758,877

Percentages are based upon net assets.

Lifestyle Growth Portfolio
Securities owned by the Portfolio on 12-31-12

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 81.5%

John Hancock Funds II (G) 69.3%

All Cap Core, Class NAV (QS Investors)	26,604,478	$262,852,239

All Cap Value, Class NAV (Lord Abbett)	22,399,611	251,323,632

Alpha Opportunities, Class NAV (Wellington)	46,763,927	498,035,822

Blue Chip Growth, Class NAV (T. Rowe Price)	22,395,737	546,455,971

Capital Appreciation Value, Class NAV
(T. Rowe Price)	59,158,582	652,519,155

Capital Appreciation, Class NAV (Jennison)	35,656,398	464,602,861

China Emerging Leaders, Class NAV (Atlantis)	12,385,789	131,660,940

Emerging Markets, Class NAV (DFA)	77,217,408	829,314,967

Equity-Income, Class NAV (T. Rowe Price)	27,160,127	433,475,623

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	11,259,584	123,179,845

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	27,082,742	296,285,199

Fundamental Value, Class NAV (Davis)	23,373,657	374,679,727

Global Real Estate, Class NAV (Deutsche)	17,777,367	147,196,597

Health Sciences, Class NAV (T. Rowe Price)	12,790,614	172,929,105

Heritage, Class NAV (American Century)	8,269,472	58,878,639

International Growth Opportunities (Baillie)	11,385,024	129,561,573

International Growth Stock, Class NAV (Invesco)	16,738,534	192,158,371

International Small Cap, Class NAV (Franklin)	6,057,878	94,321,161

International Small Company, Class NAV (DFA)	11,533,629	95,498,451

International Value, Class NAV (Franklin)	26,977,265	385,235,351

Mid Cap Stock, Class NAV (Wellington)	14,952,250	264,953,874

Mid Cap Value Equity, Class NAV (Columbia)	4,471,795	35,327,183

Mid Value, Class NAV (T. Rowe Price)	17,718,109	229,626,691

Mutual Shares, Class NAV (Franklin)	13,240,973	153,330,473

Natural Resources, Class NAV
(RS Investments/Wellington)	10,581,387	176,497,529

Real Estate Equity, Class NAV (T. Rowe Price)	6,217,385	58,878,639

Redwood, Class NAV (RCM)	10,684,529	115,286,070

Small Cap Growth, Class NAV (Wellington)	5,391,817	44,158,979

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,867,977	44,158,979

Small Cap Value, Class NAV (Wellington)	2,956,868	47,102,911

Small Company Growth, Class NAV (Invesco)	2,537,872	38,271,115

Small Company Value, Class NAV (T. Rowe Price)	2,457,543	70,654,366

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	4,223,730	36,915,401

Technical Opportunities, Class NAV
(Wellington) (I)	20,941,273	221,349,254

U.S. Equity, Class NAV (GMO)	40,731,026	462,297,140

Value, Class NAV (Invesco)	6,372,147	58,878,639

John Hancock Funds III (G) 11.6%

Disciplined Value, Class NAV (Robeco)	14,390,201	201,750,622

Global Shareholder Yield, Class NAV (Epoch)	28,390,488	284,756,592

International Core, Class NAV (GMO)	7,769,257	220,646,896

International Value Equity, Class NAV
(John Hancock1) (A)	13,465,959	113,518,037

Lifestyle Growth Portfolio (continued)

	Shares	Value
John Hancock Funds III (G) (continued)

Rainier Growth, Class NAV (Rainier)	7,992,102	$184,457,712

Strategic Growth, Class NAV (John Hancock1) (A)	30,759,336	360,807,007

John Hancock Investment Trust (G) 0.6%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	6,334,368	76,772,537

FIXED INCOME 15.5%

John Hancock Funds II (G) 15.5%

Active Bond, Class NAV
(John Hancock[1] (A)/Declaration)	18,067,384	189,165,512

Floating Rate Income, Class NAV (WAMCO)	34,092,995	320,133,224

Global Bond, Class NAV (PIMCO)	5,990,011	75,354,335

Global High Yield, Class NAV (Stone Harbor)	8,840,204	94,236,570

High Income, Class NAV (John Hancock1) (A)	13,404,791	106,434,043

High Yield, Class NAV (WAMCO)	12,866,134	118,239,767

Multi-Sector Bond, Class NAV (Stone Harbor)	15,546,416	162,926,445

Real Return Bond, Class NAV (PIMCO)	4,589,517	58,057,391

Spectrum Income, Class NAV (T. Rowe Price)	14,685,432	163,155,151

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	21,118,114	234,833,424

Total Return, Class NAV (PIMCO)	13,280,734	189,250,452

U.S. High Yield Bond, Class NAV (Wells Capital)	9,258,304	117,210,125

ALTERNATIVE 3.0%

John Hancock Funds II (G) 3.0%

Currency Strategies, Class NAV (First Quadrant)	24,504,379	235,977,165

Global Absolute Return Strategies, Class NAV
(Standard Life)	10,930,297	117,063,483

Total Investments (Lifestyle Growth Portfolio)
(Cost $10,015,987,737) 100.0%	$11,822,598,962
Other assets and liabilities, net 0.0%		886,756

TOTAL NET ASSETS 100.0%		$11,823,485,718

Percentages are based upon net assets.

Lifestyle Balanced Portfolio
Securities owned by the Portfolio on 12-31-12

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 59.7%

John Hancock Funds II (G) 50.3%

All Cap Core, Class NAV (QS Investors)	14,951,580	$147,721,606

All Cap Value, Class NAV (Lord Abbett)	18,046,388	202,480,477

Alpha Opportunities, Class NAV (Wellington)	29,773,903	317,092,068

Blue Chip Growth, Class NAV (T. Rowe Price)	18,005,919	439,344,432

Capital Appreciation Value, Class NAV
(T. Rowe Price)	51,954,484	573,057,955

Capital Appreciation, Class NAV (Jennison)	28,733,528	374,397,864

China Emerging Leaders, Class NAV (Atlantis)	9,109,814	96,837,321

Emerging Markets, Class NAV (DFA)	55,734,007	598,583,231

Equity-Income, Class NAV (T. Rowe Price)	21,862,696	348,928,621

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	11,131,987	121,783,937

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	21,767,588	238,137,417

Fundamental Value, Class NAV (Davis)	15,411,831	247,051,652

Global Real Estate, Class NAV (Deutsche)	19,577,922	162,105,197

Health Sciences, Class NAV (T. Rowe Price)	11,768,434	159,109,230

Heritage, Class NAV (American Century)	5,812,382	41,384,163

International Growth Opportunities (Baillie)	9,394,721	106,911,922

International Growth Stock, Class NAV (Invesco)	13,634,650	156,525,784

International Small Cap, Class NAV (Franklin)	4,375,823	68,131,568

International Small Company, Class NAV (DFA)	8,331,155	68,981,967

International Value, Class NAV (Franklin)	22,136,156	316,104,306

Mid Cap Stock, Class NAV (Wellington)	10,465,482	185,448,345

Mid Cap Value Equity, Class NAV (Columbia)	3,118,986	24,639,990

	Annual report | Lifestyle Portfolios	17
See notes to financial statements

Lifestyle Balanced Portfolio (continued)

	Shares	Value

John Hancock Funds II (G) (continued)

Mid Value, Class NAV (T. Rowe Price)	12,408,052	$160,808,355

Mutual Shares, Class NAV (Franklin)	10,667,170	123,525,826

Natural Resources, Class NAV
(RS Investments/Wellington)	11,040,258	184,151,503

Real Estate Equity, Class NAV (T. Rowe Price)	6,847,104	64,842,079

Redwood, Class NAV (RCM)	11,802,244	127,346,212

Small Cap Growth, Class NAV (Wellington)	4,433,646	36,311,564

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,536,022	36,311,564

Small Cap Value, Class NAV (Wellington)	2,442,263	38,905,247

Small Company Growth, Class NAV (Invesco)	2,063,939	31,124,198

Small Company Value, Class NAV (T. Rowe Price)	2,029,839	58,357,871

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	3,423,755	29,923,616

Technical Opportunities, Class NAV (Wellington) (I)	11,686,455	123,525,826

U.S. Equity, Class NAV (GMO)	40,965,891	464,962,858

Value, Class NAV (Invesco)	4,489,148	41,479,729

John Hancock Funds III (G) 8.9%

Disciplined Value, Class NAV (Robeco)	11,626,473	163,003,152

Global Shareholder Yield, Class NAV (Epoch)	28,694,161	287,802,439

International Core, Class NAV (GMO)	6,354,992	180,481,787

International Value Equity, Class NAV
(John Hancock1) (A)	11,023,873	92,931,250

Rainier Growth, Class NAV (Rainier)	6,455,592	148,995,068

Strategic Growth, Class NAV (John Hancock1) (A)	24,372,418	285,888,468

John Hancock Investment Trust (G) 0.5%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	5,077,995	61,545,295

FIXED INCOME 36.8%

John Hancock Funds II (G) 36.8%

Active Bond, Class NAV
(John Hancock[1](A)/Declaration)	51,498,893	539,193,407

Core Bond, Class NAV (Wells Capital)	17,094,390	224,620,285

Floating Rate Income, Class NAV (WAMCO)	77,931,674	731,778,423

Global Bond, Class NAV (PIMCO)	20,362,205	256,156,534

Global High Yield, Class NAV (Stone Harbor)	15,816,090	168,599,522

High Income, Class NAV (John Hancock1) (A)	21,327,055	169,336,813

High Yield, Class NAV (WAMCO)	23,387,105	214,927,493

Investment Quality Bond, Class NAV (Wellington)	7,497,473	96,267,549

Multi-Sector Bond, Class NAV (Stone Harbor)	42,862,702	449,201,120

Real Return Bond, Class NAV (PIMCO)	15,189,135	192,142,562

Spectrum Income, Class NAV (T. Rowe Price)	40,449,244	449,391,104

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	46,506,512	517,152,416

Total Return, Class NAV (PIMCO)	37,855,124	539,435,521

U.S. High Yield Bond, Class NAV (Wells Capital)	16,820,696	212,950,006

ALTERNATIVE 3.5%

John Hancock Funds II (G) 3.5%

Currency Strategies, Class NAV (First Quadrant)	30,370,888	292,471,654

Global Absolute Return Strategies, Class NAV
(Standard Life)	15,067,759	161,375,701

Total Investments (Lifestyle Balanced Portfolio)
(Cost $11,147,622,390) 100.0%	$12,951,983,070
Other assets and liabilities, net 0.0%		223,164

TOTAL NET ASSETS 100.0%		$12,952,206,234

Percentages are based upon net assets.

Lifestyle Moderate Portfolio
Securities owned by the Portfolio on 12-31-12

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 39.1%

John Hancock Funds II (G) 33.6%

All Cap Value, Class NAV (Lord Abbett)	5,603,175	$62,867,623

Alpha Opportunities, Class NAV (Wellington)	6,645,833	70,778,118

Blue Chip Growth, Class NAV (T. Rowe Price)	4,129,292	100,754,733

Capital Appreciation Value, Class NAV
(T. Rowe Price)	13,739,659	151,548,441

Capital Appreciation, Class NAV (Jennison)	6,582,228	85,766,425

Emerging Markets, Class NAV (DFA)	10,497,669	112,744,960

Equity-Income, Class NAV (T. Rowe Price)	6,860,771	109,497,912

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	2,870,952	31,408,216

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	6,774,118	74,108,853

Fundamental Value, Class NAV (Davis)	3,817,982	61,202,255

Global Real Estate, Class NAV (Deutsche)	5,098,103	42,212,291

International Growth Opportunities (Baillie)	1,983,116	22,567,866

International Growth Stock, Class NAV (Invesco)	2,888,238	33,156,968

International Small Cap, Class NAV (Franklin)	713,757	11,113,193

International Small Company, Class NAV (DFA)	1,358,926	11,251,905

International Value, Class NAV (Franklin)	4,664,896	66,614,718

Mid Cap Stock, Class NAV (Wellington)	2,679,956	47,488,827

Mid Value, Class NAV (T. Rowe Price)	3,664,261	47,488,827

Natural Resources, Class NAV
(RS Investments/Wellington)	2,530,713	42,212,291

Real Estate Equity, Class NAV (T. Rowe Price)	2,228,738	21,106,145

Redwood, Class NAV (RCM)	3,858,590	41,634,187

Small Cap Growth, Class NAV (Wellington)	1,236,990	10,130,950

Small Cap Value, Class NAV (Wellington)	662,465	10,553,073

Small Company Growth, Class NAV (Invesco)	559,845	8,442,458

Small Company Value, Class NAV (T. Rowe Price)	543,254	15,618,548

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	935,857	8,179,393

U.S. Equity, Class NAV (GMO)	10,621,776	120,557,160

John Hancock Funds III (G) 5.5%

Global Shareholder Yield, Class NAV (Epoch)	7,388,719	74,108,853

International Core, Class NAV (GMO)	1,348,886	38,308,372

International Value Equity, Class NAV
(John Hancock1)(A)	2,327,011	19,616,703

Rainier Growth, Class NAV (Rainier)	1,479,204	34,140,033

Strategic Growth, Class NAV
(John Hancock1) (A)	5,572,521	65,365,674

FIXED INCOME 57.1%

John Hancock Funds II (G) 57.1%

Active Bond, Class NAV
(John Hancock[1](A)/Declaration)	33,358,416	349,262,615

Core Bond, Class NAV (Wells Capital)	11,444,217	150,377,006

Floating Rate Income, Class NAV (WAMCO)	38,120,268	357,949,315

Global Bond, Class NAV (PIMCO)	10,005,631	125,870,836

Global High Yield, Class NAV (Stone Harbor)	6,802,459	72,514,215

High Income, Class NAV (John Hancock1) (A)	9,132,773	72,514,215

High Yield, Class NAV (WAMCO)	9,999,319	91,893,745

Investment Quality Bond, Class NAV (Wellington)	6,922,108	88,879,868

Multi-Sector Bond, Class NAV (Stone Harbor)	17,595,722	184,403,166

Real Return Bond, Class NAV (PIMCO)	6,648,094	84,098,391

Spectrum Income, Class NAV (T. Rowe Price)	16,562,097	184,004,894

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	19,067,434	212,029,868

Total Return, Class NAV (PIMCO)	24,520,663	349,419,447

U.S. High Yield Bond, Class NAV (Wells Capital)	7,258,590	91,893,745

18	Lifestyle Portfolios | Annual report
See notes to financial statements

Lifestyle Moderate Portfolio (continued)

	Shares	Value

ALTERNATIVE 3.8%

John Hancock Funds II (G) 3.8%

Currency Strategies, Class NAV (First Quadrant)	10,568,467	$101,774,337

Global Absolute Return Strategies, Class NAV
(Standard Life)	5,340,411	57,195,807

Total Investments (Lifestyle Moderate Portfolio)
(Cost $3,811,776,463) 100.0%		$4,226,627,441
Other assets and liabilities, net 0.0%		314,684

TOTAL NET ASSETS 100.0%		$4,226,942,125

Percentages are based upon net assets.

Lifestyle Conservative Portfolio
Securities owned by the Portfolio on 12-31-12

	Shares	Value

AFFILIATED INVESTMENT COMPANIES — 100.0%

EQUITY 20.0%

John Hancock Funds II (G) 18.3%

All Cap Value, Class NAV (Lord Abbett)	631,498	$7,085,406

Blue Chip Growth, Class NAV (T. Rowe Price)	4,742,963	115,728,294

Capital Appreciation Value, Class NAV
(T. Rowe Price)	8,208,136	90,535,740

Emerging Markets, Class NAV (DFA)	3,940,463	42,320,577

Equity-Income, Class NAV (T. Rowe Price)	5,524,683	88,173,938

Fundamental Global Franchise, Class NAV
(John Hancock1) (A)	1,833,649	20,060,124

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	683,642	7,479,039

Fundamental Value, Class NAV (Davis)	3,560,629	57,076,880

Global Real Estate, Class NAV (Deutsche)	3,600,566	29,812,685

International Growth Stock, Class NAV (Invesco)	1,805,846	20,731,111

International Value, Class NAV (Franklin)	3,014,699	43,049,900

Mid Cap Stock, Class NAV (Wellington)	841,216	14,906,343

Mid Value, Class NAV (T. Rowe Price)	1,150,181	14,906,343

Natural Resources, Class NAV
(RS Investments/Wellington)	1,191,554	19,875,124

Real Estate Equity, Class NAV (T. Rowe Price)	2,098,746	19,875,123

Redwood, Class NAV (RCM)	3,648,134	39,363,365

Small Cap Growth, Class NAV (Wellington)	1,213,378	9,937,562

Small Company Value, Class NAV (T. Rowe Price)	345,654	9,937,562

U.S. Equity, Class NAV (GMO)	6,901,594	78,333,097

John Hancock Funds III (G) 1.7%

Global Shareholder Yield, Class NAV (Epoch)	4,787,967	48,023,306

International Core, Class NAV (GMO)	743,470	21,114,536

FIXED INCOME 76.0%

John Hancock Funds II (G) 76.0%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	39,008,210	408,415,956

Core Bond, Class NAV (Wells Capital)	15,894,814	208,857,850

Floating Rate Income, Class NAV (WAMCO)	42,514,012	399,206,570

Global Bond, Class NAV (PIMCO)	12,662,660	159,296,262

Global High Yield, Class NAV (Stone Harbor)	6,591,028	70,260,356

High Income, Class NAV (John Hancock1) (A)	8,848,911	70,260,356

High Yield, Class NAV (WAMCO)	9,730,389	89,422,272

Investment Quality Bond, Class NAV (Wellington)	16,255,722	208,723,470

Multi-Sector Bond, Class NAV (Stone Harbor)	18,807,670	197,104,384

Real Return Bond, Class NAV (PIMCO)	11,009,978	139,276,225

Short Term Government Income, Class NAV
(John Hancock1) (A)	15,983,598	159,676,142

Spectrum Income, Class NAV (T. Rowe Price)	17,750,499	197,208,046

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	20,319,327	225,950,919

Total Return, Class NAV (PIMCO)	28,665,563	408,484,268

U.S. High Yield Bond, Class NAV (Wells Capital)	7,063,084	89,418,640

Lifestyle Conservative Portfolio (continued)

	Shares	Value

ALTERNATIVE 4.0%

John Hancock Funds II (G) 4.0%

Global Absolute Return Strategies, Class NAV
(Standard Life)	5,404,757	$57,884,953

Currency Strategies, Class NAV (First Quadrant)	10,570,890	101,797,675

Total Investments (Lifestyle Conservative Portfolio)
(Cost $3,684,201,141) 100.0%		$3,989,570,399
Other assets and liabilities, net 0.0%		600,595

TOTAL NET ASSETS 100.0%		$3,990,170,994

Percentages are based upon net assets.

Footnote Legend:

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

(A) The subadviser is an affiliate of the adviser.

(G) The Portfolio’s subadviser is shown parenthetically.

(I) Non-income producing.

	Annual report | Lifestyle Portfolios	19
See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statements of assets and liabilities 12-31-12

These Statements of assets and liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

		Lifestyle	Lifestyle	Lifestyle
		Aggressive	Growth	Balanced

	Assets

	Investments in affiliated underlying funds, at value	$3,797,627,149	$11,822,598,962	$12,951,983,070
	Cash	431	1,546	1,525
	Receivable for investments sold	28,505,855	70,859,873	50,533,640
	Receivable for fund shares sold	1,686,226	6,130,597	8,340,929
	Dividends and interest receivable	46,462	4,141,031	9,109,569
	Receivable due from adviser	1,295	966	1,014
	Other assets	49,953	70,265	87,744
	Total assets	3,827,917,371	11,903,803,240	13,020,057,491

	Liabilities

	Payable for investments purchased	—	4,358,760	9,788,066
	Payable for fund shares repurchased	29,957,471	75,326,581	57,365,439
Payable to affiliates:	Accounting and legal services fees	79,631	245,902	265,702
	Transfer agent fees	57,831	221,288	258,666
	Trustees’ fees	1,052	3,226	3,371
	Distribution and service fees	8,967	17,482	30,800
	Other liabilities and accrued expenses	53,542	144,283	139,213
	Total liabilities	30,158,494	80,317,522	67,851,257

	Net assets	3,797,758,877	11,823,485,718	12,952,206,234

	Net assets consist of

	Paid-in capital	$3,700,932,374	$11,401,675,560	$12,518,187,670
	Accumulated undistributed net realized gain (loss) on investments	(540,236,475)	(1,384,801,067)	(1,370,342,116)
	Net unrealized appreciation (depreciation) on investments	637,062,978	1,806,611,225	1,804,360,680
	Net assets	$3,797,758,877	$11,823,485,718	$12,952,206,234
	Investments in affiliated underlying funds, at cost	$3,160,564,171	$10,015,987,737	$11,147,622,390

	Net asset value per share

	The Portfolios have an unlimited number of shares authorized with par value of $0.01
	per share. Net asset value is calculated by dividing the net assets of each class of
	shares by the number of outstanding shares in the class.
	Class A:[1] Net assets	$238,959,130	$889,595,489	$1,043,262,635
	Shares outstanding	18,454,701	65,726,243	76,640,588
	Net asset value and redemption price per share	$12.95	$13.53	$13.61
	Class B:[1] Net assets	$24,459,439	$108,027,521	$107,463,997
	Shares outstanding	1,884,327	7,961,506	7,896,672
	Net asset value, offering price and redemption price per share	$12.98	$13.57	$13.61
	Class C:[1] Net assets	$121,220,765	$485,488,680	$578,580,174
	Shares outstanding	9,336,998	35,812,884	42,478,439
	Net asset value, offering price and redemption price per share	$12.98	$13.56	$13.62
	Class R1: Net assets	$8,868,467	$19,199,446	$17,284,213
	Shares outstanding	683,223	1,413,477	1,274,134
	Net asset value, offering price and redemption price per share	$12.98	$13.58	$13.57
	Class R2: Net assets	$103,202	$103,192	$103,119
	Shares outstanding	8,006	7,663	7,605
	Net asset value, offering price and redemption price per share	$12.89	$13.47	$13.56
	Class R3: Net assets	$9,814,066	$18,737,898	$32,980,355
	Shares outstanding	759,140	1,386,221	2,427,523
	Net asset value, offering price and redemption price per share	$12.93	$13.52	$13.59
	Class R4: Net assets	$8,484,561	$19,383,549	$70,452,465
	Shares outstanding	657,327	1,434,533	5,185,633
	Net asset value, offering price and redemption price per share	$12.91	$13.51	$13.59
	Class R5: Net assets	$8,740,803	$31,681,080	$39,171,063
	Shares outstanding	676,727	2,342,647	2,879,449
	Net asset value, offering price and redemption price per share	$12.92	$13.52	$13.60
	Class R6: Net assets	$2,161,321	$3,495,829	$4,675,461
	Shares outstanding	167,646	259,546	345,052
	Net asset value, offering price and redemption price per share	$12.89	$13.47	$13.55
	Class 1: Net assets	$3,374,947,123	$10,105,998,329	$10,973,567,991
	Shares outstanding	261,904,663	750,112,795	810,091,254
	Net asset value, offering price and redemption price per share	$12.89	$13.47	$13.55
	Class 5: Net assets	—	$141,774,705	$84,664,761
	Shares outstanding	—	10,535,297	6,247,836
	Net asset value, offering price and redemption price per share	—	$13.46	$13.55

	Maximum public offering price per share

	Class A (net asset value per share ÷ 95%)[2]	$13.63	$14.24	$14.33

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

20	Lifestyle Portfolios | Annual report
See notes to financial statements

FINANCIAL STATEMENTS

Statements of assets and liabilities 12-31-12

Continued

		Lifestyle	Lifestyle
		Moderate	Conservative

	Assets

	Investments in affiliated underlying funds, at value	$4,226,627,441	$3,989,570,399
	Cash	1,929	317
	Receivable for investments sold	17,029,507	14,879,616
	Receivable for fund shares sold	2,645,342	4,471,270
	Dividends and interest receivable	3,973,543	4,257,753
	Receivable due from adviser	945	950
	Other assets	64,878	73,342
	Total assets	4,250,343,585	4,013,253,647

	Liabilities

	Payable for investments purchased	4,287,253	4,596,129
	Payable for fund shares repurchased	18,849,853	18,209,571
	Distributions payable	405	515
Payable to affiliates:	Accounting and legal services fees	85,906	78,909
	Transfer agent fees	109,571	127,389
	Trustees’ fees	1,097	967
	Distribution and service fees	8,499	8,580
	Other liabilities and accrued expenses	58,876	60,593
	Total liabilities	23,401,460	23,082,653

	Net assets	4,226,942,125	3,990,170,994

	Net assets consist of

	Paid-in capital	$3,987,880,655	$3,775,263,880
	Accumulated undistributed net realized gain (loss) on investments	(175,789,508)	(90,462,144)
	Net unrealized appreciation (depreciation) on investments	414,850,978	305,369,258
	Net assets	$4,226,942,125	$3,990,170,994
	Investments in affiliated underlying funds, at cost	$3,811,776,463	$3,684,201,141

	Net asset value per share

	The Portfolios have an unlimited number of shares authorized with par value of $0.01
	per share. Net asset value is calculated by dividing the net assets of each class of
	shares by the number of outstanding shares in the class.
	Class A:[1] Net assets	$399,228,410	$471,857,837
	Shares outstanding	29,902,281	35,114,539
	Net asset value and redemption price per share	$13.35	$13.44
	Class B:[1] Net assets	$44,754,910	$48,463,358
	Shares outstanding	3,355,119	3,606,197
	Net asset value, offering price and redemption price per share	$13.34	$13.44
	Class C:[1] Net assets	$288,105,367	$335,093,188
	Shares outstanding	21,579,251	24,943,761
	Net asset value, offering price and redemption price per share	$13.35	$13.43
	Class R1: Net assets	$9,532,834	$9,189,446
	Shares outstanding	714,267	684,127
	Net asset value, offering price and redemption price per share	$13.35	$13.43
	Class R2: Net assets	$102,747	$102,306
	Shares outstanding	7,716	7,622
	Net asset value, offering price and redemption price per share	$13.32	$13.42
	Class R3: Net assets	$9,862,116	$10,986,723
	Shares outstanding	740,044	819,497
	Net asset value, offering price and redemption price per share	$13.33	$13.41
	Class R4: Net assets	$10,991,899	$8,110,923
	Shares outstanding	825,899	604,399
	Net asset value, offering price and redemption price per share	$13.31	$13.42
	Class R5: Net assets	$9,479,575	$15,022,493
	Shares outstanding	711,681	1,118,450
	Net asset value, offering price and redemption price per share	$13.32	$13.43
	Class R6: Net assets	$1,704,024	$1,616,353
	Shares outstanding	128,048	120,484
	Net asset value, offering price and redemption price per share	$13.31	$13.42
	Class 1: Net assets	$3,414,060,516	$3,089,728,367
	Shares outstanding	256,291,967	230,274,297
	Net asset value, offering price and redemption price per share	$13.32	$13.42
	Class 5: Net assets	$39,119,727	—
	Shares outstanding	2,939,332	—
	Net asset value, offering price and redemption price per share	$13.31	—

	Maximum public offering price per share

	Class A (net asset value per share ÷ 95%)[2]	$14.05	$14.15

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

	Annual report | Lifestyle Portfolios	21
See notes to financial statements

FINANCIAL STATEMENTS

Statements of operations For the year ended 12-31-12

These Statements of operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced	Moderate	Conservative

Investment income

Income distributions received from affiliated
underlying funds	$43,904,545	$204,565,254	$301,680,309	$120,462,206	$123,726,600
Interest	9,315	5,471	—	—	—
Total investment income	43,913,860	204,570,725	301,680,309	120,462,206	123,726,600

Expenses

Investment management fees	1,762,695	5,151,431	5,375,838	1,655,990	1,495,266
Distribution and service fees	3,946,535	13,425,649	15,035,011	5,886,057	6,187,404
Transfer agent fees	689,643	2,579,246	2,926,836	1,225,242	1,393,994
Accounting and legal services fees	496,847	1,520,393	1,616,183	523,642	473,521
State registration fees	148,176	212,477	242,329	180,177	187,489
Professional fees	124,172	261,320	272,686	128,258	120,229
Printing and postage	43,259	156,777	139,453	56,454	61,122
Custodian fees	11,999	11,999	11,999	11,999	11,999
Trustees’ fees	36,356	114,115	122,079	40,196	36,346
Registration and filing fees	28,228	36,934	58,477	38,015	40,973
Other	25,810	61,618	63,269	26,192	23,476
Total expenses before reductions and
amounts recaptured	7,313,720	23,531,959	25,864,160	9,772,222	10,031,819

Net expense reductions and amounts recaptured	(236,555)	(410,858)	(346,236)	(36,845)	(32,608)
Total expenses	7,077,165	23,121,101	25,517,924	9,735,377	9,999,211

Net investment income (loss)	36,836,695	181,449,624	276,162,385	110,726,829	113,727,389

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated issuers	64,325,959	202,854,148	140,828,067	43,833,282	15,205,976
Capital gain distributions received from affiliated
underlying funds	52,038,610	148,639,732	146,371,829	45,070,391	39,522,482
	116,364,569	351,493,880	287,199,896	88,903,673	54,728,458
Change in net unrealized appreciation
(depreciation) of
Investments in affiliated issuers	407,908,728	1,108,277,322	1,030,528,139	261,491,409	185,828,952
Net realized and unrealized gain (loss)	524,273,297	1,459,771,202	1,317,728,035	350,395,082	240,557,410

Increase (decrease) in net assets
from operations	$561,109,992	$1,641,220,826	$1,593,890,420	$461,121,911	$354,284,799

22	Lifestyle Portfolios | Annual report
See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Lifestyle Aggressive			Lifestyle Growth
	Year Ended 12-31-12	Year Ended 12-31-11	Year Ended 12-31-12	Year Ended 12-31-11

Increase (decrease) in net assets

From operations
Net investment income (loss)	$36,836,695	$27,348,459	$181,449,624	$165,175,357
Net realized gain (loss)	116,364,569	103,114,366	351,493,880	113,769,220
Change in net unrealized appreciation (depreciation)	407,908,728	(391,725,607)	1,108,277,322	(850,845,129)
Increase (decrease) in net assets resulting	561,109,992	(261,262,782)	1,641,220,826	(571,900,552)
from operations

Distributions to shareholders

From net investment income
Class A	(1,426,449)	(700,042)	(10,466,105)	(7,782,581)
Class B	—	—	(544,450)	(348,822)
Class C	—	—	(2,485,677)	(1,670,295)
Class R1	(25,162)	—	(179,049)	(135,095)
Class R2	(584)	—	(1,195)	—
Class R3	(32,965)	(10,424)	(179,360)	(196,334)
Class R4	(56,166)	(34,438)	(263,146)	(208,698)
Class R5	(78,266)	(88,708)	(480,706)	(398,709)
Class R6	(22,535)	(834)	(56,542)	(2,280)
Class 1	(35,346,570)	(27,078,977)	(164,805,425)	(153,172,473)
Class 5	—	—	(2,351,186)	(1,853,683)
From net realized gain
Class A	(1,090,597)	(2,172,881)	(4,053,265)	(6,345,616)
Class B	(79,362)	(141,550)	(493,776)	(853,249)
Class C	(462,271)	(782,476)	(2,212,540)	(3,867,923)
Class R1	(40,909)	(92,263)	(87,024)	(142,195)
Class R2	(476)	—	(479)	—
Class R3	(46,474)	(106,667)	(85,296)	(197,097)
Class R4	(38,683)	(90,454)	(90,259)	(152,932)
Class R5	(39,818)	(133,667)	(143,388)	(237,967)
Class R6	(9,914)	(1,069)	(15,876)	(1,281)
Class 1	(15,550,928)	(34,682,871)	(46,274,429)	(86,094,161)
Class 5	—	—	(641,401)	(1,009,242)

Total distributions	(54,348,129)	(66,117,321)	(235,910,574)	(264,670,633)

From Portfolio share transactions	(246,993,721)	6,758,871	(399,018,075)	84,959,314

Total increase (decrease)	259,768,142	(320,621,232)	1,006,292,177	(751,611,871)

Net assets

Beginning of year	3,537,990,735	3,858,611,967	10,817,193,541	11,568,805,412

End of year	$3,797,758,877	$3,537,990,735	$11,823,485,718	$10,817,193,541

Undistributed net investment income (loss)	—	—	—	—

	Annual report | Lifestyle Portfolios	23
See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

Continued

	Lifestyle Balanced		Lifestyle Moderate
	Year Ended 12-31-12	Year Ended 12-31-11	Year Ended 12-31-12	Year Ended 12-31-11

Increase (decrease) in net assets

From operations
Net investment income (loss)	$276,162,385	$279,875,969	$110,726,829	$116,480,410
Net realized gain (loss)	287,199,896	141,745,600	88,903,673	84,040,508
Change in net unrealized appreciation	1,030,528,139	(690,607,982)	261,491,409	(166,047,489)
(depreciation)
Increase (decrease) in net assets resulting	1,593,890,420	(268,986,413)	461,121,911	34,473,429
from operations

Distributions to shareholders

From net investment income
Class A	(17,759,117)	(14,982,752)	(8,731,847)	(7,858,277)
Class B	(1,169,470)	(1,144,146)	(700,988)	(684,280)
Class C	(6,391,268)	(6,690,686)	(4,597,803)	(4,640,099)
Class R1	(266,292)	(284,743)	(177,204)	(167,694)
Class R2	(1,816)	—	(2,375)	—
Class R3	(592,809)	(680,259)	(211,712)	(263,588)
Class R4	(1,356,479)	(611,120)	(254,303)	(221,862)
Class R5	(889,211)	(1,042,148)	(312,381)	(478,476)
Class R6	(65,425)	(1,739)	(18,232)	(2,038)
Class 1	(246,402,108)	(254,081,557)	(94,937,676)	(101,831,050)
Class 5	(1,790,407)	(1,513,486)	(1,015,929)	(864,488)
From net realized gain
Class A	(5,017,754)	(6,004,534)	(2,228,251)	(2,045,833)
Class B	(519,957)	(679,849)	(250,939)	(237,300)
Class C	(2,801,537)	(3,884,359)	(1,611,104)	(1,564,925)
Class R1	(85,281)	(130,078)	(53,353)	(48,165)
Class R2	(507)	—	(584)	—
Class R3	(179,741)	(287,062)	(57,754)	(70,316)
Class R4	(341,854)	(208,972)	(61,612)	(54,582)
Class R5	(189,156)	(334,545)	(53,383)	(105,512)
Class R6	(21,516)	(798)	(8,247)	(687)
Class 1	(53,477,967)	(79,114,700)	(19,188,839)	(21,102,136)
Class 5	(404,478)	(481,682)	(216,562)	(188,078)

Total distributions	(339,724,150)	(372,159,215)	(134,691,078)	(142,429,386)

From Portfolio share transactions	375,745,437	680,583,437	215,103,733	281,719,327

Total increase (decrease)	1,629,911,707	39,437,809	541,534,566	173,763,370

Net assets

Beginning of year	11,322,294,527	11,282,856,718	3,685,407,559	3,511,644,189

End of year	$12,952,206,234	$11,322,294,527	$4,226,942,125	$3,685,407,559

Undistributed net investment income (loss)	—	—	—	—

24	Lifestyle Portfolios | Annual report
See notes to financial statements

FINANCIAL  STATEMENTS

Statements of changes in net assets

Continued

Lifestyle Conservative
	Year Ended 12-31-12	Year Ended 12-31-11

Increase (decrease) in net assets

From operations
Net investment income (loss)	$113,727,389	$114,879,484
Net realized gain (loss)	54,728,458	47,951,885
Change in net unrealized appreciation	185,828,952	(73,606,634)
(depreciation)
Increase in net assets resulting from	354,284,799	89,224,735
operations

Distributions to shareholders

From net investment income
Class A	(11,673,446)	(9,887,524)
Class B	(916,465)	(899,180)
Class C	(6,368,376)	(6,188,636)
Class R1	(189,440)	(191,049)
Class R2	(2,752)	—
Class R3	(268,491)	(323,031)
Class R4	(252,422)	(282,946)
Class R5	(456,826)	(501,696)
Class R6	(31,303)	(2,242)
Class 1	(93,810,074)	(97,126,511)
From net realized gain
Class A	(2,813,285)	(1,523,292)
Class B	(290,353)	(166,421)
Class C	(2,009,193)	(1,147,749)
Class R1	(54,987)	(29,044)
Class R2	(622)	—
Class R3	(66,658)	(46,156)
Class R4	(48,823)	(39,364)
Class R5	(89,119)	(70,861)
Class R6	(9,255)	(451)
Class 1	(18,514,941)	(11,835,463)

Total distributions	(137,866,831)	(130,261,616)

From Portfolio share transactions	474,723,107	478,738,175

Total increase	691,141,075	437,701,294

Net assets

Beginning of year	3,299,029,919	2,861,328,625

End of year	$3,990,170,994	$3,299,029,919

Undistributed net investment income (loss)	—	—

	Annual report | Lifestyle Portfolios	25
See notes to financial statements

Financial highlights

These Financial highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Lifestyle Aggressive

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net									Expenses
			realized	Total							Expenses	including		Net
	Net asset	Net	and	from	From net						before re-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2012	11.30	0.08	1.71	1.79	(0.08)	(0.06)	—	(0.14)	12.95	15.83	0.58[5]	0.57[5]	0.66	239	21
12-31-2011	12.34	0.05	(0.92)	(0.87)	(0.05)	(0.12)	—	(0.17)	11.30	(7.09)	0.58[5]	0.58[5]	0.39	200	25
12-31-2010	10.82	0.04	1.64	1.68	(0.04)	(0.12)	—	(0.16)	12.34	15.50	0.59[5]	0.61[5,6]	0.34	185	19
12-31-2009	8.02	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.82	36.04	0.72[5]	0.65[5]	0.70	138	23
12-31-2008	15.22	0.10	(6.58)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.02	(42.40)	0.66[5]	0.61[5]	0.77	78	36

CLASS B

12-31-2012	11.33	(0.02)	1.71	1.69	—	(0.04)	—	(0.04)	12.98	14.94	1.33[5]	1.35[5]	(0.18)	24	21
12-31-2011	12.37	(0.05)	(0.92)	(0.97)	—	(0.07)	—	(0.07)	11.33	(7.83)	1.33[5]	1.35[5,6]	(0.45)	23	25
12-31-2010	10.86	(0.05)	1.64	1.59	—	(0.08)	—	(0.08)	12.37	14.61	1.37[5]	1.35[5,6]	(0.46)	24	19
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09	1.60[5]	1.35[5]	(0.15)	22	23
12-31-2008	15.23	—[7]	(6.54)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.84)	1.51[5]	1.35[5]	0.01	16	36

CLASS C

12-31-2012	11.33	(0.01)	1.71	1.70	—	(0.05)	—	(0.05)	12.98	15.00	1.28[5]	1.27[5]	(0.11)	121	21
12-31-2011	12.37	(0.04)	(0.92)	(0.96)	—	(0.08)	—	(0.08)	11.33	(7.76)	1.29[5]	1.28[5]	(0.36)	112	25
12-31-2010	10.86	(0.04)	1.63	1.59	—	(0.08)	—	(0.08)	12.37	14.61	1.29[5]	1.33[5,6]	(0.39)	111	19
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09	1.43[5]	1.35[5]	(0.14)	89	23
12-31-2008	15.23	0.01	(6.55)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.79)	1.36[5]	1.31[5]	0.05	62	36

CLASS R1

12-31-2012	11.33	0.02	1.73	1.75	(0.04)	(0.06)	—	(0.10)	12.98	15.42	0.97[5]	0.96[5]	0.19	9	21
12-31-2011	12.38	(0.02)	(0.91)	(0.93)	—	(0.12)	—	(0.12)	11.33	(7.49)	0.99[5]	0.98[5]	(0.14)	8	25
12-31-2010	10.87	—[7]	1.63	1.63	—	(0.12)	—	(0.12)	12.38	14.99	0.91[5]	0.96[5,6]	(0.03)	8	19
12-31-2009	8.05	0.08	2.79	2.87	(0.01)	(0.04)	—	(0.05)	10.87	35.66	1.16[5]	1.05[5]	0.81	6	23
12-31-2008	15.27	0.10	(6.63)	(6.53)	(0.06)	(0.63)	—	(0.69)	8.05	(42.56)	1.49[5]	0.85[5]	0.83	2	36

CLASS R2

12-31-2012[8]	12.49	0.09	0.44	0.53	(0.07)	(0.06)	—	(0.13)	12.89	4.27[9]	16.29[5,10]	0.62[5,10]	0.69[9]	—[11]	21[12]

CLASS R3

12-31-2012	11.28	0.03	1.72	1.75	(0.04)	(0.06)	—	(0.10)	12.93	15.53	0.88[5]	0.88[5]	0.27	10	21
12-31-2011	12.33	(0.01)	(0.90)	(0.91)	(0.02)	(0.12)	—	(0.14)	11.28	(7.41)	0.87[5]	0.87[5]	(0.06)	10	25
12-31-2010	10.82	0.01	1.63	1.64	(0.01)	(0.12)	—	(0.13)	12.33	15.21	0.85[5]	0.84[5]	0.06	12	19
12-31-2009	8.03	0.03	2.83	2.86	(0.03)	(0.04)	—	(0.07)	10.82	35.59	0.95[5]	0.95[5]	0.31	10	23
12-31-2008	15.22	0.07	(6.57)	(6.50)	(0.06)	(0.63)	—	(0.69)	8.03	(42.54)	0.91[5]	0.86[5]	0.59	6	36

CLASS R4

12-31-2012	11.27	0.06	1.73	1.79	(0.09)	(0.06)	—	(0.15)	12.91	15.86	0.59[5]	0.53[5]	0.52	8	21
12-31-2011	12.32	0.04	(0.92)	(0.88)	(0.05)	(0.12)	—	(0.17)	11.27	(7.13)	0.61[5]	0.61[5]	0.33	8	25
12-31-2010	10.81	0.04	1.64	1.68	(0.05)	(0.12)	—	(0.17)	12.32	15.56	0.55[5]	0.55[5]	0.34	8	19
12-31-2009	8.01	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.81	36.09	0.62[5]	0.62[5]	0.68	9	23
12-31-2008	15.21	0.18	(6.66)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.01	(42.38)	0.66[5]	0.56[5]	1.56	6	36

CLASS R5

12-31-2012	11.27	0.08	1.75	1.83	(0.12)	(0.06)	—	(0.18)	12.92	16.22	0.27[5]	0.26[5]	0.62	9	21
12-31-2011	12.31	0.08	(0.91)	(0.83)	(0.09)	(0.12)	—	(0.21)	11.27	(6.76)	0.26[5]	0.25[5]	0.67	12	25
12-31-2010	10.80	0.08	1.63	1.71	(0.08)	(0.12)	—	(0.20)	12.31	15.84	0.26[5]	0.25[5]	0.68	11	19
12-31-2009	8.00	0.09	2.83	2.92	(0.08)	(0.04)	—	(0.12)	10.80	36.51	0.32[5]	0.32[5]	0.97	10	23
12-31-2008	15.21	0.17	(6.62)	(6.45)	(0.13)	(0.63)	—	(0.76)	8.00	(42.18)	0.32[5]	0.24[5]	1.42	6	36

26	Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Aggressive continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R6

12-31-2012	11.24	0.36	1.49	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43	2.57[5]	0.11[5]	2.88	2	21
12-31-2011[13]	11.68	0.11	(0.33)	(0.22)	(0.10)	(0.12)	—	(0.22)	11.24	(1.87)[9]	16.56[5,10]	0.11[5,10]	0.95[9]	—[11]	25[14]

CLASS 1

12-31-2012	11.24	0.13	1.72	1.85	(0.14)	(0.06)	—	(0.20)	12.89	16.43	0.12[5]	0.11[5]	1.05	3,375	21
12-31-2011	12.28	0.10	(0.92)	(0.82)	(0.10)	(0.12)	—	(0.22)	11.24	(6.66)	0.11[5]	0.11[5]	0.78	3,164	25
12-31-2010	10.77	0.09	1.63	1.72	(0.09)	(0.12)	—	(0.21)	12.28	16.01	0.12[5]	0.11[5]	0.79	3,499	19
12-31-2009	7.98	0.10	2.83	2.93	(0.10)	(0.04)	—	(0.14)	10.77	36.70	0.11[5]	0.11[5]	1.11	3,052	23
12-31-2008	15.18	0.15	(6.57)	(6.42)	(0.15)	(0.63)	—	(0.78)	7.98	(42.08)	0.12[5]	0.12[5]	1.24	2,120	36

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.73%–1.48%, 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40% and 0.49%–2.84% for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.
6 Includes the impact of expense recapture for the following periods ended: 12-31-11: 0.05% of average net assets for Class B shares. 12-31-10: 0.03%, 0.03%, 0.05% and 0.05% of average net assets for Class A, Class B, Class C and Class R1 shares, respectively. See Note 4.
7 Less than $0.005 per share.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 Less than $500,000.
12 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
13 The inception date for Class R6 shares is 9-1-11.
14 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Growth

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2012	11.96	0.17	1.62	1.79	(0.16)	(0.06)	—	(0.22)	13.53	15.01	0.57[5]	0.56[5]	1.28	890	23
12-31-2011	12.89	0.15	(0.83)	(0.68)	(0.14)	(0.11)	—	(0.25)	11.96	(5.30)	0.58[5]	0.57[5]	1.14	699	24
12-31-2010	11.50	0.19	1.51	1.70	(0.18)	(0.13)	—	(0.31)	12.89	14.77	0.56[5]	0.55[5]	1.58	593	19
12-31-2009	8.73	0.21	2.81	3.02	(0.21)	(0.04)	—	(0.25)	11.50	34.54	0.64[5]	0.62[5]	2.17	417	26
12-31-2008	15.05	0.27	(5.85)	(5.58)	(0.26)	(0.48)	—	(0.74)	8.73	(36.89)	0.59[5]	0.57[5]	2.14	251	37

CLASS B

12-31-2012	12.00	0.06	1.64	1.70	(0.07)	(0.06)	—	(0.13)	13.57	14.18	1.28[5]	1.28[5]	0.50	108	23
12-31-2011	12.92	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	12.00	(5.91)	1.29[5]	1.30[5,6]	0.37	93	24
12-31-2010	11.54	0.08	1.51	1.59	(0.08)	(0.13)	—	(0.21)	12.92	13.81	1.29[5]	1.35[5,6]	0.69	89	19
12-31-2009	8.77	0.13	2.81	2.94	(0.13)	(0.04)	—	(0.17)	11.54	33.53	1.48[5]	1.35[5]	1.32	75	26
12-31-2008	15.06	0.16	(5.81)	(5.65)	(0.16)	(0.48)	—	(0.64)	8.77	(37.35)	1.41[5]	1.32[5]	1.30	54	37

CLASS C

12-31-2012	11.99	0.07	1.63	1.70	(0.07)	(0.06)	—	(0.13)	13.56	14.21	1.27[5]	1.26[5]	0.52	485	23
12-31-2011	12.91	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	11.99	(5.90)	1.28[5]	1.27[5]	0.38	422	24
12-31-2010	11.53	0.10	1.51	1.61	(0.10)	(0.13)	—	(0.23)	12.91	13.93	1.25[5]	1.25[5]	0.84	404	19
12-31-2009	8.76	0.14	2.81	2.95	(0.14)	(0.04)	—	(0.18)	11.53	33.63	1.35[5]	1.34[5]	1.37	305	26
12-31-2008	15.05	0.17	(5.81)	(5.64)	(0.17)	(0.48)	—	(0.65)	8.76	(37.33)	1.30[5]	1.29[5]	1.36	206	37

	Annual report | Lifestyle Portfolios	27
See notes to financial statements

Financial highlights

Continued

Lifestyle Growth continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R1

12-31-2012	12.01	0.13	1.63	1.76	(0.13)	(0.06)	—	(0.19)	13.58	14.67	0.87[5]	0.86[5]	0.97	19	23
12-31-2011	12.95	0.09	(0.81)	(0.72)	(0.11)	(0.11)	—	(0.22)	12.01	(5.59)	0.92[5]	0.92[5]	0.70	16	24
12-31-2010	11.57	0.15	1.50	1.65	(0.14)	(0.13)	—	(0.27)	12.95	14.28	0.87[5]	0.86[5]	1.24	15	19
12-31-2009	8.77	0.25	2.75	3.00	(0.16)	(0.04)	—	(0.20)	11.57	34.15	1.02[5]	1.02[5]	2.45	11	26
12-31-2008	15.10	0.34	(5.96)	(5.62)	(0.23)	(0.48)	—	(0.71)	8.77	(37.05)	1.34[5]	0.83[5]	2.81	3	37

CLASS R2

12-31-2012[7]	13.05	0.16	0.48	0.64	(0.16)	(0.06)	—	(0.22)	13.47	4.90[8]	16.20[5,9]	0.62[5,9]	1.21[8]	—[10]	23[11]

CLASS R3

12-31-2012	11.95	0.11	1.65	1.76	(0.13)	(0.06)	—	(0.19)	13.52	14.77	0.81[5]	0.81[5]	0.83	19	23
12-31-2011	12.88	0.10	(0.81)	(0.71)	(0.11)	(0.11)	—	(0.22)	11.95	(5.50)	0.81[5]	0.81[5]	0.80	22	24
12-31-2010	11.50	0.15	1.51	1.66	(0.15)	(0.13)	—	(0.28)	12.88	14.46	0.81[5]	0.81[5]	1.24	23	19
12-31-2009	8.73	0.18	2.81	2.99	(0.18)	(0.04)	—	(0.22)	11.50	34.26	0.88[5]	0.88[5]	1.77	19	26
12-31-2008	15.03	0.24	(5.84)	(5.60)	(0.22)	(0.48)	—	(0.70)	8.73	(37.06)	0.84[5]	0.83[5]	1.93	12	37

CLASS R4

12-31-2012	11.95	0.16	1.65	1.81	(0.19)	(0.06)	—	(0.25)	13.51	15.11	0.50[5]	0.44[5]	1.21	19	23
12-31-2011	12.88	0.14	(0.81)	(0.67)	(0.15)	(0.11)	—	(0.26)	11.95	(5.18)	0.52[5]	0.52[5]	1.08	17	24
12-31-2010	11.50	0.19	1.51	1.70	(0.19)	(0.13)	—	(0.32)	12.88	14.80	0.48[5]	0.48[5]	1.57	19	19
12-31-2009	8.72	0.21	2.82	3.03	(0.21)	(0.04)	—	(0.25)	11.50	34.73	0.54[5]	0.54[5]	2.11	16	26
12-31-2008	15.03	0.29	(5.86)	(5.57)	(0.26)	(0.48)	—	(0.74)	8.72	(36.87)	0.56[5]	0.56[5]	2.34	13	37

CLASS R5

12-31-2012	11.95	0.21	1.63	1.84	(0.21)	(0.06)	—	(0.27)	13.52	15.43	0.18[5]	0.18[5]	1.58	32	23
12-31-2011	12.88	0.19	(0.82)	(0.63)	(0.19)	(0.11)	—	(0.30)	11.95	(4.92)	0.21[5]	0.20[5]	1.49	26	24
12-31-2010	11.50	0.21	1.52	1.73	(0.22)	(0.13)	—	(0.35)	12.88	15.06	0.21[5]	0.21[5]	1.80	22	19
12-31-2009	8.72	0.25	2.81	3.06	(0.24)	(0.04)	—	(0.28)	11.50	35.09	0.26[5]	0.26[5]	2.48	18	26
12-31-2008	15.04	0.33	(5.87)	(5.54)	(0.30)	(0.48)	—	(0.78)	8.72	(36.64)	0.24[5]	0.24[5]	2.67	10	37

CLASS R6

12-31-2012	11.90	0.58	1.27	1.85	(0.22)	(0.06)	—	(0.28)	13.47	15.60	2.23[5]	0.11[5]	4.39	3	23
12-31-2011[12]	12.34	0.19	(0.32)	(0.13)	(0.20)	(0.11)	—	(0.31)	11.90	(1.07)[8]	15.94[5,9]	0.10[5,9]	1.58[8]	—[10]	24[13]

CLASS 1

12-31-2012	11.91	0.21	1.63	1.84	(0.22)	(0.06)	—	(0.28)	13.47	15.50	0.11[5]	0.11[5]	1.64	10,106	23
12-31-2011	12.84	0.19	(0.81)	(0.62)	(0.20)	(0.11)	—	(0.31)	11.91	(4.84)	0.11[5]	0.11[5]	1.50	9,411	24
12-31-2010	11.45	0.23	1.52	1.75	(0.23)	(0.13)	—	(0.36)	12.84	15.30	0.11[5]	0.11[5]	1.92	10,305	19
12-31-2009	8.68	0.25	2.81	3.06	(0.25)	(0.04)	—	(0.29)	11.45	35.27	0.11[5]	0.11[5]	2.55	8,903	26
12-31-2008	15.00	0.32	(5.85)	(5.53)	(0.31)	(0.48)	—	(0.79)	8.68	(36.63)	0.12[5]	0.12[5]	2.49	6,345	37

CLASS 5

12-31-2012	11.90	0.23	1.62	1.85	(0.23)	(0.06)	—	(0.29)	13.46	15.57	0.06[5]	0.06[5]	1.78	142	23
12-31-2011	12.82	0.21	(0.81)	(0.60)	(0.21)	(0.11)	—	(0.32)	11.90	(4.72)	0.06[5]	0.06[5]	1.63	111	24
12-31-2010	11.44	0.25	1.50	1.75	(0.24)	(0.13)	—	(0.37)	12.82	15.28	0.06[5]	0.06[5]	2.07	98	19
12-31-2009	8.67	0.27	2.80	3.07	(0.26)	(0.04)	—	(0.30)	11.44	35.37	0.07[5]	0.07[5]	2.70	68	26
12-31-2008	14.98	0.35	(5.86)	(5.51)	(0.32)	(0.48)	—	(0.80)	8.67	(36.57)	0.07[5]	0.07[5]	2.78	41	37

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of the underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40% and 0.49%–2.84% for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.
6 Includes the impact of expense recapture for the following periods ended: 12-31-11: 0.02% of average net assets for Class B shares. 12-31-10: 0.07% of average net assets for Class B shares. See Note 4.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 Less than $500,000.
11 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
12 The inception date for Class R6 shares is 9-1-11.
13 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

28	Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Balanced

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2012	12.26	0.26	1.40	1.66	(0.24)	(0.07)	—	(0.31)	13.61	13.59	0.56[5]	0.56[5]	1.96	1,043	20
12-31-2011	12.96	0.28	(0.62)	(0.34)	(0.26)	(0.10)	—	(0.36)	12.26	(2.62)	0.57[5]	0.57[5]	2.17	751	23
12-31-2010	11.85	0.31	1.23	1.54	(0.30)	(0.13)	—	(0.43)	12.96	13.13	0.54[5]	0.54[5]	2.55	588	19
12-31-2009	9.22	0.35	2.65	3.00	(0.33)	(0.04)	—	(0.37)	11.85	32.87	0.57[5]	0.56[5]	3.35	408	31[6]
12-31-2008	14.54	0.45	(4.96)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.22	(31.63)	0.54[5]	0.54[5]	3.60	249	36

CLASS B

12-31-2012	12.26	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.61	12.80	1.29[5]	1.28[5]	1.18	107	20
12-31-2011	12.96	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.26	(3.30)	1.29[5]	1.29[5]	1.41	85	23
12-31-2010	11.85	0.20	1.24	1.44	(0.20)	(0.13)	—	(0.33)	12.96	12.23	1.28[5]	1.31[5,7]	1.67	74	19
12-31-2009	9.21	0.25	2.68	2.93	(0.25)	(0.04)	—	(0.29)	11.85	31.99	1.40[5]	1.35[5]	2.44	64	31[6]
12-31-2008	14.53	0.33	(4.94)	(4.61)	(0.32)	(0.39)	—	(0.71)	9.21	(32.22)	1.36[5]	1.32[5]	2.66	46	36

CLASS C

12-31-2012	12.27	0.16	1.41	1.57	(0.15)	(0.07)	—	(0.22)	13.62	12.81	1.26[5]	1.26[5]	1.19	579	20
12-31-2011	12.97	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.27	(3.29)	1.27[5]	1.27[5]	1.37	484	23
12-31-2010	11.86	0.22	1.23	1.45	(0.21)	(0.13)	—	(0.34)	12.97	12.34	1.24[5]	1.24[5]	1.82	448	19
12-31-2009	9.22	0.27	2.67	2.94	(0.26)	(0.04)	—	(0.30)	11.86	32.08	1.27[5]	1.26[5]	2.63	327	31[6]
12-31-2008	14.55	0.34	(4.95)	(4.61)	(0.33)	(0.39)	—	(0.72)	9.22	(32.19)	1.24[5]	1.24[5]	2.76	209	36

CLASS R1

12-31-2012	12.22	0.20	1.42	1.62	(0.20)	(0.07)	—	(0.27)	13.57	13.29	0.86[5]	0.86[5]	1.52	17	20
12-31-2011	12.92	0.22	(0.60)	(0.38)	(0.22)	(0.10)	—	(0.32)	12.22	(2.94)	0.94[5]	0.94[5]	1.68	16	23
12-31-2010	11.82	0.26	1.23	1.49	(0.26)	(0.13)	—	(0.39)	12.92	12.75	0.88[5]	0.88[5]	2.17	15	19
12-31-2009	9.20	0.43	2.51	2.94	(0.28)	(0.04)	—	(0.32)	11.82	32.21	1.07[5]	1.07[5]	3.96	10	31[6]
12-31-2008	14.53	0.44	(5.01)	(4.57)	(0.37)	(0.39)	—	(0.76)	9.20	(32.01)	2.58[5]	1.06[5]	3.69	1	36

CLASS R2

12-31-2012[8]	13.15	0.24	0.48	0.72	(0.24)	(0.07)	—	(0.31)	13.56	5.48[9]	16.33[5,10]	0.61[5,10]	1.78[9]	—[12]	20[11]

CLASS R3

12-31-2012	12.24	0.21	1.42	1.63	(0.21)	(0.07)	—	(0.28)	13.59	13.38	0.78[5]	0.77[5]	1.62	33	20
12-31-2011	12.94	0.23	(0.59)	(0.36)	(0.24)	(0.10)	—	(0.34)	12.24	(2.82)	0.79[5]	0.78[5]	1.79	36	23
12-31-2010	11.83	0.28	1.23	1.51	(0.27)	(0.13)	—	(0.40)	12.94	12.89	0.79[5]	0.79[5]	2.28	39	19
12-31-2009	9.20	0.30	2.67	2.97	(0.30)	(0.04)	—	(0.34)	11.83	32.62	0.84[5]	0.84[5]	2.94	30	31[6]
12-31-2008	14.52	0.40	(4.95)	(4.55)	(0.38)	(0.39)	—	(0.77)	9.20	(31.89)	0.81[5]	0.80[5]	3.21	20	36

CLASS R4

12-31-2012	12.24	0.28	1.40	1.68	(0.26)	(0.07)	—	(0.33)	13.59	13.77	0.46[5]	0.39[5]	2.10	70	20
12-31-2011	12.94	0.28	(0.60)	(0.32)	(0.28)	(0.10)	—	(0.38)	12.24	(2.52)	0.50[5]	0.50[5]	2.13	26	23
12-31-2010	11.84	0.31	1.23	1.54	(0.31)	(0.13)	—	(0.44)	12.94	13.19	0.45[5]	0.45[5]	2.53	29	19
12-31-2009	9.20	0.35	2.66	3.01	(0.33)	(0.04)	—	(0.37)	11.84	33.10	0.53[5]	0.53[5]	3.37	24	31[6]
12-31-2008	14.52	0.43	(4.94)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.20	(31.68)	0.52[5]	0.52[5]	3.51	14	36

CLASS R5

12-31-2012	12.26	0.28	1.42	1.70	(0.29)	(0.07)	—	(0.36)	13.60	13.96	0.17[5]	0.17[5]	2.13	39	20
12-31-2011	12.96	0.31	(0.60)	(0.29)	(0.31)	(0.10)	—	(0.41)	12.26	(2.23)	0.18[5]	0.18[5]	2.42	42	23
12-31-2010	11.85	0.35	1.23	1.58	(0.34)	(0.13)	—	(0.47)	12.96	13.52	0.18[5]	0.18[5]	2.89	38	19
12-31-2009	9.21	0.39	2.65	3.04	(0.36)	(0.04)	—	(0.40)	11.85	33.45	0.22[5]	0.22[5]	3.74	27	31[6]
12-31-2008	14.52	0.54	(5.01)	(4.47)	(0.45)	(0.39)	—	(0.84)	9.21	(31.40)	0.21[5]	0.21[5]	4.46	15	36

CLASS R6

12-31-2012	12.21	0.46	1.25	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09	1.15[5]	0.11[5]	3.50	5	20
12-31-2011[13]	12.56	0.21	(0.24)	(0.03)	(0.22)	(0.10)	—	(0.32)	12.21	(0.22)[9]	16.36[5,10]	0.10[5,10]	1.69[9]	—[12]	23[14]

CLASS 1

12-31-2012	12.21	0.30	1.41	1.71	(0.30)	(0.07)	—	(0.37)	13.55	14.09	0.11[5]	0.11[5]	2.31	10,974	20
12-31-2011	12.90	0.32	(0.59)	(0.27)	(0.32)	(0.10)	—	(0.42)	12.21	(2.10)	0.11[5]	0.11[5]	2.49	9,822	23
12-31-2010	11.80	0.35	1.23	1.58	(0.35)	(0.13)	—	(0.48)	12.90	13.57	0.11[5]	0.11[5]	2.88	10,003	19
12-31-2009	9.17	0.38	2.66	3.04	(0.37)	(0.04)	—	(0.41)	11.80	33.59	0.11[5]	0.11[5]	3.65	8,557	31[6]
12-31-2008	14.47	0.47	(4.91)	(4.44)	(0.47)	(0.39)	—	(0.86)	9.17	(31.37)	0.12[5]	0.12[5]	3.79	6,241	36

	Annual report | Lifestyle Portfolios	29
See notes to financial statements

Financial highlights

Continued

Lifestyle Balanced continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS 5

12-31-2012	12.21	0.33	1.39	1.72	(0.31)	(0.07)	—	(0.38)	13.55	14.14	0.06[5]	0.06[5]	2.49	85	20
12-31-2011	12.91	0.34	(0.61)	(0.27)	(0.33)	(0.10)	—	(0.43)	12.21	(2.13)	0.06[5]	0.06[5]	2.65	60	23
12-31-2010	11.80	0.37	1.23	1.60	(0.36)	(0.13)	—	(0.49)	12.91	13.71	0.06[5]	0.06[5]	3.07	49	19
12-31-2009	9.17	0.40	2.65	3.05	(0.38)	(0.04)	—	(0.42)	11.80	33.66	0.07[5]	0.07[5]	3.89	32	31[6]
12-31-2008	14.48	0.50	(4.95)	(4.45)	(0.47)	(0.39)	—	(0.86)	9.17	(31.38)	0.07[5]	0.07[5]	4.07	18	36

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40% and 0.49%–2.84% for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.
6 Excludes merger activity.
7 Includes the impact of expense recapture which amounted to 0.03% of average net assets. See Note 4.
8 The inception date for Class R2 shares is 3-1-12.
9 Not annualized.
10 Annualized.
11 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
12 Less than $500,000.
13 The inception date for Class R6 shares is 9-1-11.
14 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Moderate

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2012	12.28	0.33	1.13	1.46	(0.31)	(0.08)	—	(0.39)	13.35	11.94	0.57[5]	0.57[5]	2.50	399	18
12-31-2011	12.63	0.38	(0.29)	0.09	(0.35)	(0.09)	—	(0.44)	12.28	0.73	0.58[5]	0.58[5]	2.96	299	19
12-31-2010	11.77	0.41	0.97	1.38	(0.39)	(0.13)	—	(0.52)	12.63	11.85	0.55[5]	0.55[5]	3.37	220	20
12-31-2009	9.59	0.45	2.19	2.64	(0.42)	(0.04)	—	(0.46)	11.77	27.88	0.54[5]	0.54[5]	4.27	146	29
12-31-2008	13.57	0.58	(3.76)	(3.18)	(0.54)	(0.26)	—	(0.80)	9.59	(23.88)	0.53[5]	0.53[5]	4.81	86	32

CLASS B

12-31-2012	12.27	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.34	11.14	1.30[5]	1.30[5]	1.74	45	18
12-31-2011	12.63	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.27	(0.08)	1.32[5]	1.32[5]	2.22	35	19
12-31-2010	11.76	0.30	0.99	1.29	(0.29)	(0.13)	—	(0.42)	12.63	11.05	1.30[5]	1.34[5,6]	2.50	26	20
12-31-2009	9.58	0.35	2.20	2.55	(0.33)	(0.04)	—	(0.37)	11.76	26.91	1.41[5]	1.35[5]	3.33	20	29
12-31-2008	13.56	0.45	(3.74)	(3.29)	(0.43)	(0.26)	—	(0.69)	9.58	(24.56)	1.39[5]	1.36[5]	3.70	14	32

CLASS C

12-31-2012	12.28	0.23	1.14	1.37	(0.22)	(0.08)	—	(0.30)	13.35	11.17	1.27[5]	1.27[5]	1.77	288	18
12-31-2011	12.64	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.28	(0.05)	1.28[5]	1.28[5]	2.21	227	19
12-31-2010	11.77	0.32	0.98	1.30	(0.30)	(0.13)	—	(0.43)	12.64	11.15	1.25[5]	1.25[5]	2.67	183	20
12-31-2009	9.59	0.38	2.18	2.56	(0.34)	(0.04)	—	(0.38)	11.77	27.00	1.25[5]	1.25[5]	3.58	116	29
12-31-2008	13.57	0.48	(3.75)	(3.27)	(0.45)	(0.26)	—	(0.71)	9.59	(24.44)	1.25[5]	1.25[5]	4.02	69	32

30	Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Moderate continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R1

12-31-2012	12.27	0.27	1.15	1.42	(0.26)	(0.08)	—	(0.34)	13.35	11.58	0.96[5]	0.96[5]	2.10	10	18
12-31-2011	12.63	0.30	(0.27)	0.03	(0.30)	(0.09)	—	(0.39)	12.27	0.21	1.03[5]	1.03[5]	2.32	7	19
12-31-2010	11.76	0.33	1.00	1.33	(0.33)	(0.13)	—	(0.46)	12.63	11.45	0.93[5]	0.98[5,6]	2.72	7	20
12-31-2009	9.58	0.50	2.09	2.59	(0.37)	(0.04)	—	(0.41)	11.76	27.35	1.14[5]	1.06[5]	4.57	6	29
12-31-2008	13.58	0.64	(3.87)	(3.23)	(0.51)	(0.26)	—	(0.77)	9.58	(24.21)	1.97[5]	0.85[5]	5.39	2	32

CLASS R2

12-31-2012[7]	12.96	0.30	0.45	0.75	(0.31)	(0.08)	—	(0.39)	13.32	5.80[8]	16.03[5,9]	0.62[5,9]	2.29[8]	—[10]	18[11]

CLASS R3

12-31-2012	12.26	0.27	1.16	1.43	(0.28)	(0.08)	—	(0.36)	13.33	11.64	0.88[5]	0.88[5]	2.08	10	18
12-31-2011	12.62	0.32	(0.27)	0.05	(0.32)	(0.09)	—	(0.41)	12.26	0.38	0.88[5]	0.88[5]	2.54	10	19
12-31-2010	11.76	0.35	0.99	1.34	(0.35)	(0.13)	—	(0.48)	12.62	11.56	0.87[5]	0.87[5]	2.87	10	20
12-31-2009	9.58	0.39	2.21	2.60	(0.38)	(0.04)	—	(0.42)	11.76	27.43	0.95[5]	0.95[5]	3.72	8	29
12-31-2008	13.57	0.55	(3.78)	(3.23)	(0.50)	(0.26)	—	(0.76)	9.58	(24.22)	1.00[5]	0.86[5]	4.55	5	32

CLASS R4

12-31-2012	12.24	0.33	1.14	1.47	(0.32)	(0.08)	—	(0.40)	13.31	12.02	0.57[5]	0.51[5]	2.51	11	18
12-31-2011	12.60	0.36	(0.28)	0.08	(0.35)	(0.09)	—	(0.44)	12.24	0.65	0.63[5]	0.63[5]	2.81	8	19
12-31-2010	11.74	0.40	0.97	1.37	(0.38)	(0.13)	—	(0.51)	12.60	11.84	0.58[5]	0.60[5,6]	3.30	7	20
12-31-2009	9.57	0.40	2.22	2.62	(0.41)	(0.04)	—	(0.45)	11.74	27.71	0.70[5]	0.66[5]	3.83	5	29
12-31-2008	13.55	0.56	(3.75)	(3.19)	(0.53)	(0.26)	—	(0.79)	9.57	(23.94)	0.79[5]	0.57[5]	4.66	4	32

CLASS R5

12-31-2012	12.26	0.31	1.19	1.50	(0.36)	(0.08)	—	(0.44)	13.32	12.26	0.27[5]	0.27[5]	2.41	9	18
12-31-2011	12.62	0.41	(0.28)	0.13	(0.40)	(0.09)	—	(0.49)	12.26	1.00	0.24[5]	0.24[5]	3.21	15	19
12-31-2010	11.75	0.46	0.97	1.43	(0.43)	(0.13)	—	(0.56)	12.62	12.35	0.24[5]	0.24[5]	3.75	11	20
12-31-2009	9.58	0.46	2.19	2.65	(0.44)	(0.04)	—	(0.48)	11.75	28.10	0.32[5]	0.32[5]	4.39	8	29
12-31-2008	13.56	0.63	(3.78)	(3.15)	(0.57)	(0.26)	—	(0.83)	9.58	(23.67)	0.36[5]	0.23[5]	5.27	5	32

CLASS R6

12-31-2012	12.24	0.62	0.90	1.52	(0.37)	(0.08)	—	(0.45)	13.31	12.50	4.79[5]	0.11[5]	4.66	2	18
12-31-2011[12]	12.51	0.24	(0.17)	0.07	(0.25)	(0.09)	—	(0.34)	12.24	0.60[8]	16.24[5,9]	0.11[5,9]	1.94[8]	—[10]	19[13]

CLASS 1

12-31-2012	12.25	0.37	1.15	1.52	(0.37)	(0.08)	—	(0.45)	13.32	12.49	0.11[5]	0.11[5]	2.87	3,414	18
12-31-2011	12.61	0.41	(0.27)	0.14	(0.41)	(0.09)	—	(0.50)	12.25	1.12	0.11[5]	0.11[5]	3.26	3,057	19
12-31-2010	11.74	0.44	1.00	1.44	(0.44)	(0.13)	—	(0.57)	12.61	12.43	0.11[5]	0.11[5]	3.66	3,026	20
12-31-2009	9.56	0.47	2.21	2.68	(0.46)	(0.04)	—	(0.50)	11.74	28.49	0.11[5]	0.11[5]	4.49	2,503	29
12-31-2008	13.54	0.59	(3.73)	(3.14)	(0.58)	(0.26)	—	(0.84)	9.56	(23.63)	0.12[5]	0.12[5]	4.90	1,857	32

CLASS 5

12-31-2012	12.24	0.39	1.14	1.53	(0.38)	(0.08)	—	(0.46)	13.31	12.56	0.06[5]	0.06[5]	3.03	39	18
12-31-2011	12.60	0.44	(0.29)	0.15	(0.42)	(0.09)	—	(0.51)	12.24	1.17	0.06[5]	0.06[5]	3.43	27	19
12-31-2010	11.73	0.47	0.97	1.44	(0.44)	(0.13)	—	(0.57)	12.60	12.50	0.06[5]	0.06[5]	3.87	22	20
12-31-2009	9.56	0.51	2.17	2.68	(0.47)	(0.04)	—	(0.51)	11.73	28.45	0.07[5]	0.07[5]	4.78	14	29
12-31-2008	13.54	0.67	(3.80)	(3.13)	(0.59)	(0.26)	—	(0.85)	9.56	(23.59)	0.07[5]	0.07[5]	5.70	8	32

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Does not reflect the effect of sales charges, if any.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.14%, 0.49%–1.17% and 0.49%–2.40% for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.
6 Includes the impact of expense recapture which amounted to 0.04%, 0.05% and 0.02% for Class B, Class R1 and Class R4, respectively, of average net assets. See Note 4.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 Less than $500,000.
11 Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.
12 The inception date for Class R6 shares is 9-1-11.
13 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

	Annual report | Lifestyle Portfolios	31
See notes to financial statements

Financial highlights

Continued

Lifestyle Conservative

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2012	12.63	0.38	0.88	1.26	(0.37)	(0.08)	—	(0.45)	13.44	10.03	0.56[5]	0.56[5]	2.89	472	14
12-31-2011	12.77	0.46	(0.11)	0.35	(0.43)	(0.06)	—	(0.49)	12.63	2.75	0.58[5]	0.58[5]	3.61	340	15
12-31-2010	12.15	0.48	0.71	1.19	(0.45)	(0.12)	—	(0.57)	12.77	9.96	0.55[5]	0.55[5]	3.78	218	24
12-31-2009	10.39	0.54	1.77	2.31	(0.50)	(0.05)	—	(0.55)	12.15	22.53	0.52[5]	0.52[5]	4.80	141	24
12-31-2008	13.32	0.73	(2.75)	(2.02)	(0.63)	(0.28)	—	(0.91)	10.39	(15.41)	0.53[5]	0.53[5]	6.01	87	33

CLASS B

12-31-2012	12.63	0.28	0.88	1.16	(0.27)	(0.08)	—	(0.35)	13.44	9.24	1.30[5]	1.30[5]	2.13	48	14
12-31-2011	12.77	0.35	(0.10)	0.25	(0.33)	(0.06)	—	(0.39)	12.63	2.01	1.31[5]	1.31[5]	2.75	37	15
12-31-2010	12.15	0.37	0.73	1.10	(0.36)	(0.12)	—	(0.48)	12.77	9.16	1.29[5]	1.29[5,6]	2.96	28	24
12-31-2009	10.40	0.44	1.77	2.21	(0.41)	(0.05)	—	(0.46)	12.15	21.46	1.35[5]	1.35[5]	3.88	21	24
12-31-2008	13.32	0.59	(2.70)	(2.11)	(0.53)	(0.28)	—	(0.81)	10.40	(16.04)	1.36[5]	1.34[5]	4.81	13	33

CLASS C

12-31-2012	12.62	0.29	0.88	1.17	(0.28)	(0.08)	—	(0.36)	13.43	9.28	1.26[5]	1.26[5]	2.17	335	14
12-31-2011	12.77	0.36	(0.11)	0.25	(0.34)	(0.06)	—	(0.40)	12.62	1.95	1.28[5]	1.28[5]	2.81	254	15
12-31-2010	12.14	0.39	0.72	1.11	(0.36)	(0.12)	—	(0.48)	12.77	9.28	1.24[5]	1.24[5]	3.10	189	24
12-31-2009	10.39	0.46	1.76	2.22	(0.42)	(0.05)	—	(0.47)	12.14	21.58	1.24[5]	1.24[5]	4.08	119	24
12-31-2008	13.32	0.62	(2.73)	(2.11)	(0.54)	(0.28)	—	(0.82)	10.39	(16.03)	1.24[5]	1.24[5]	5.05	73	33

CLASS R1

12-31-2012	12.62	0.31	0.88	1.19	(0.30)	(0.08)	—	(0.38)	13.43	9.52	1.07[5]	1.07[5]	2.36	9	14
12-31-2011	12.78	0.33	(0.05)	0.28	(0.38)	(0.06)	—	(0.44)	12.62	2.19	1.06[5]	1.06[5]	2.57	7	15
12-31-2010	12.15	0.41	0.74	1.15	(0.40)	(0.12)	—	(0.52)	12.78	9.56	0.88[5]	0.93[5,6]	3.24	8	24
12-31-2009	10.41	0.57	1.66	2.23	(0.44)	(0.05)	—	(0.49)	12.15	21.74	1.16[5]	1.06[5]	5.00	7	24
12-31-2008	13.34	1.02	(3.07)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.41	(15.62)	2.31[5]	0.88[5]	8.75	2	33

CLASS R2

12-31-2012[7]	13.12	0.35	0.39	0.74	(0.36)	(0.08)	—	(0.44)	13.42	5.73[8]	10.39[5,9]	0.62[5,9]	2.64[8]	—[10]	14[11]

CLASS R3

12-31-2012	12.60	0.31	0.91	1.22	(0.33)	(0.08)	—	(0.41)	13.41	9.71	0.97[5]	0.97[5]	2.38	11	14
12-31-2011	12.76	0.40	(0.11)	0.29	(0.39)	(0.06)	—	(0.45)	12.60	2.30	0.88[5]	0.88[5]	3.08	10	15
12-31-2010	12.14	0.42	0.74	1.16	(0.42)	(0.12)	—	(0.54)	12.76	9.68	0.86[5]	0.86[5]	3.36	11	24
12-31-2009	10.40	0.46	1.79	2.25	(0.46)	(0.05)	—	(0.51)	12.14	21.94	0.92[5]	0.92[5]	4.14	8	24
12-31-2008	13.33	0.54	(2.59)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.40	(15.62)	0.90[5]	0.83[5]	4.27	6	33

CLASS R4

12-31-2012	12.61	0.36	0.90	1.26	(0.37)	(0.08)	—	(0.45)	13.42	10.06	0.60[5]	0.54[5]	2.72	8	14
12-31-2011	12.76	0.45	(0.11)	0.34	(0.43)	(0.06)	—	(0.49)	12.61	2.65	0.63[5]	0.63[5]	3.50	9	15
12-31-2010	12.13	0.47	0.72	1.19	(0.44)	(0.12)	—	(0.56)	12.76	9.90	0.61[5]	0.67[5,6]	3.77	7	24
12-31-2009	10.39	0.52	1.75	2.27	(0.48)	(0.05)	—	(0.53)	12.13	22.22	0.77[5]	0.66[5]	4.60	4	24
12-31-2008	13.31	0.64	(2.65)	(2.01)	(0.63)	(0.28)	—	(0.91)	10.39	(15.38)	0.87[5]	0.57[5]	5.21	3	33

CLASS R5

12-31-2012	12.62	0.41	0.89	1.30	(0.41)	(0.08)	—	(0.49)	13.43	10.37	0.31[5]	0.31[5]	3.11	15	14
12-31-2011	12.77	0.50	(0.12)	0.38	(0.47)	(0.06)	—	(0.53)	12.62	3.00	0.24[5]	0.24[5]	3.91	16	15
12-31-2010	12.15	0.50	0.74	1.24	(0.50)	(0.12)	—	(0.62)	12.77	10.34	0.23[5]	0.23[5]	3.96	9	24
12-31-2009	10.40	0.57	1.75	2.32	(0.52)	(0.05)	—	(0.57)	12.15	22.67	0.33[5]	0.33[5]	5.08	9	24
12-31-2008	13.32	0.86	(2.83)	(1.97)	(0.67)	(0.28)	—	(0.95)	10.40	(15.10)	0.52[5]	0.25[5]	7.19	4	33

CLASS R6

12-31-2012	12.61	0.51	0.81	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56	2.50[5]	0.11[5]	3.83	2	14
12-31-2011[12]	12.81	0.27	(0.12)	0.15	(0.29)	(0.06)	—	(0.35)	12.61	1.16[8]	16.16[5,9]	0.11[5,9]	2.13[8]	—[10]	15[13]

32	Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Conservative continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	capital ($)	tions ($)	($)	(%)[3,4]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS 1

12-31-2012	12.61	0.43	0.89	1.32	(0.43)	(0.08)	—	(0.51)	13.42	10.56	0.11[5]	0.11[5]	3.28	3,090	14
12-31-2011	12.76	0.50	(0.10)	0.40	(0.49)	(0.06)	—	(0.55)	12.61	3.16	0.11[5]	0.11[5]	3.85	2,626	15
12-31-2010	12.13	0.51	0.75	1.26	(0.51)	(0.12)	—	(0.63)	12.76	10.51	0.11[5]	0.11[5]	4.08	2,391	24
12-31-2009	10.38	0.56	1.78	2.34	(0.54)	(0.05)	—	(0.59)	12.13	22.96	0.12[5]	0.12[5]	4.99	1,931	24
12-31-2008	13.30	0.71	(2.67)	(1.96)	(0.68)	(0.28)	—	(0.96)	10.38	(15.02)	0.12[5]	0.12[5]	5.71	1,393	33

1 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.63%–1.48%, 0.48%–1.40%, 0.48%–1.13%, 0.49%–1.09% and 0.49%–2.40% for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.
6 Includes the impact of expense recapture, which amounted to less than 0.005%, 0.05% and 0.06% of average net assets for Class B, Class R1 and Class R4 shares, respectively. See Note 4.
7 The inception date for Class R2 shares is 3-1-12.
8 Not annualized.
9 Annualized.
10 Less than $500,000.
11 Portfolio turnover is shown for period from 1-1-12 to 12-31-12.
12 The inception date for Class R6 shares is 9-1-11.
13 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

	Annual report | Lifestyle Portfolios	33
See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust is a series company, which means it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers multiple investment funds, five of which (collectively, Lifestyle Portfolios or the Portfolios and, individually, the Portfolio) are presented in this report. The Lifestyle Portfolios are series of the Trust and operate as “funds of funds” that primarily invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and other affiliated funds of the John Hancock funds complex.

The Portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A, Class B and Class C shares are open to all investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 Plan. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, at www.jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Portfolios use the following valuation techniques: Investments by the Portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of December 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolios to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

34	Lifestyle Portfolios | Annual report

In addition, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating Portfolio on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended December 31, 2012, the Portfolios had no borrowings under the line of credit.

The commitment fees for the year ended December 31, 2012 were as follows:

Portfolio	Commitment fees

Lifestyle Aggressive	$1,681
Lifestyle Growth	4,063
Lifestyle Balanced	4,276
Lifestyle Moderate	1,728
Lifestyle Conservative	1,610

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolios’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Portfolios have a capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of December 31, 2012:

	Capital Loss Carryforward
	Expiring at December 31,			No Expiration Date

Portfolio	2016	2017	2018	Short-term	Long-term

Lifestyle Aggressive	—	$354,683,144	$69,388,579	—	—
Lifestyle Growth	$73,093,672	966,013,756	—	—	—
Lifestyle Balanced	—	949,636,213	57,148,343	—	—
Lifestyle Moderate	—	89,726,256	17,269,113	—	—
Lifestyle Conservative	—	24,617,601	4,934,051	—	—

As of December 31, 2012, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on December 31, 2012, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifestyle Aggressive	$3,276,728,923	$520,898,226	—	$520,898,226
Lifestyle Growth	10,361,681,376	1,460,917,586	—	1,460,917,586
Lifestyle Balanced	11,511,179,950	1,440,992,627	($189,507)	1,440,803,120
Lifestyle Moderate	3,880,570,602	352,503,982	(6,447,143)	346,056,839
Lifestyle Conservative	3,745,111,632	246,191,791	(1,733,024)	244,458,767

Annual report | Lifestyle Portfolios	35

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Lifestyle Aggressive and Lifestyle Growth Portfolios generally declare and pay income dividends and capital gain distributions, if any, annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative Portfolios generally declare and pay income dividends quarterly and capital gain distributions, if any, annually.

During the year ended December 31, 2012, the tax character of distributions paid was as follows:

	2012 Distributions

		Long-Term	Return of
Portfolio	Ordinary Income	Capital Gains	Capital	Total

Lifestyle Aggressive	$54,348,129	—	—	$54,348,129
Lifestyle Growth	235,910,574	—	—	235,910,574
Lifestyle Balanced	339,724,150	—	—	339,724,150
Lifestyle Moderate	134,691,078	—	—	134,691,078
Lifestyle Conservative	137,866,831	—	—	137,866,831

During the year ended December 31, 2011, the tax character of distributions paid was as follows:

	2011 Distributions

		Long Term	Return of
Portfolio	Ordinary Income	Capital Gains	Capital	Total

Lifestyle Aggressive	$66,117,321	—	—	$66,117,321
Lifestyle Growth	264,670,633	—	—	264,670,633
Lifestyle Balanced	372,159,215	—	—	372,159,215
Lifestyle Moderate	142,429,386	—	—	142,429,386
Lifestyle Conservative	130,261,616	—	—	130,261,616

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Net capital losses that are a result of security transactions occurring after October 31, 2012 are treated as occurring on January 1, 2013, the first day of the Portfolio’s next taxable year. As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Long-Term	Capital Loss	Post-October
Portfolio	Ordinary Income	Capital Gains	Carryforward	Deferral

Lifestyle Aggressive	—	—	$424,071,723	—
Lifestyle Growth	—	—	1,039,107,428	—
Lifestyle Balanced	—	—	1,006,784,556	—
Lifestyle Moderate	—	—	106,995,369	—
Lifestyle Conservative	—	—	29,551,652	—

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolios’ financial statements as a return of capital. Short term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals for all Portfolios.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolios. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

36	Lifestyle Portfolios | Annual report

Management fee. The Portfolios pay the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on assets invested in a fund of the Trust or JHF III and (b) a fee on assets not invested in a fund of the Trust or JHF II (other assets). The fee on assets invested in a fund of the Trust or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the Portfolios and the corresponding John Hancock Variable Insurance Trust (JHVIT) Lifestyle Trusts and is equivalent to the sum of: (a) 0.05% of the first $7.5 billion of aggregate net assets and (b) 0.04% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the Portfolios and the corresponding JHVIT Lifestyle Trusts and is equivalent to the sum of: (a) 0.50% of the first $7.5 billion of aggregate net assets and (b) 0.49% of the excess over $7.5 billion of aggregate net assets.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Adviser, act as subadvisers to the Portfolios. QS Investors, LLC also acts as subadviser consultant. The Portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Adviser voluntarily agreed to waive its advisory fee or reimburse each Portfolio so that the aggregate advisory fee retained by the Adviser with respect to both the Portfolio and the underlying investments (after payment of any subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolio’s first $7.5 billion of average daily net assets and 0.49% of the Portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time by the Adviser upon notice to the Trust.

The Adviser had contractually agreed (except as noted below) to waive fees and/or reimburse certain class specific expenses, excluding Portfolio level expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses and acquired fund fees and expenses for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, to the extent that the above expenses for each class exceeded 0.59%, 1.29%, 1.29%, 1.04%, 0.56% (effective 3-1-12), 0.94%, 0.64%, 0.34% and 0.05%, respectively, of the average daily net assets attributable to the classes. This expense fee waiver and/or reimbursement expired on April 30, 2012 for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares, with the exception of Lifestyle Aggressive Portfolio Class B shares, which will continue in effect until at least April 30, 2014. This expense fee waiver and/or reimbursement will also continue in effect until at least April 30, 2014 for Class R2 and Class R6 shares, unless renewed by mutual agreement of the Portfolios and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

For the year ended December 31, 2012, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total

Lifestyle Aggressive	$11,997	$3,063	$6,512	$490	$12,955	$556	$517	$665	$18,729	$184,297	—	$239,781
Lifestyle Growth	25,276	3,278	14,488	547	12,991	654	688	975	19,132	315,810	$4,025	397,864
Lifestyle Balanced	19,765	2,166	11,780	383	13,170	801	1,436	924	18,969	231,485	1,551	302,430
Lifestyle Moderate	—	—	—	—	12,965	—	—	—	17,486	—	—	30,451
Lifestyle	—	—	—	—	8,247	—	—	—	19,131	—	—	27,378
Conservative

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Portfolios are below their expense limitations during this period. The table below outlines the amounts of waived or reimbursed expenses subject to potential recovery and the amounts recovered during the year ended December 31, 2012. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amount recovered
	recovery through	recovery through	recovery through	during the period ended
Porfolio	December 1, 2013	December 1, 2014	December 1, 2015	December 31, 2012

Lifestyle Aggressive	$6,440	$11,680	$33,406	$8,421
Lifestyle Growth	—	5,277	32,094	—
Lifestyle Balanced	—	5,276	32,096	—
Lifestyle Moderate	—	5,276	30,451	—
Lifestyle Conservative	—	5,276	27,378	—

Amounts recovered by class

Portfolio	Class B

Lifestyle Aggressive	$8,421

Annual report | Lifestyle Portfolios	37

The investment management fees, including the impact of the expense reductions and recapture described above, incurred for the year ended December 31, 2012 were equivalent to a net annual effective rate of 0.04% of each Portfolio’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended December 31, 2012 amounted to an annual rate of 0.01% of the Portfolios’ average daily net assets.

Distribution and service plans. The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolio. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolios pay for certain other services. The Portfolios may pay up to the following contractual rates of Rule 12b-1 distribution and service fees and other service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Class	Rule 12b-1 Fee	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

Effective June 1, 2012, the Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares to limit the Rule 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least April 30, 2014, unless renewed by mutual agreement of the Portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these fee waivers and/or reimbursements amounted to the following for Class R4 shares, for the year ended December 31, 2012:

Class R4
Portfolio	Rule 12b-1 Reimbursement

Lifestyle Aggressive	$5,195
Lifestyle Growth	12,994
Lifestyle Balanced	43,806
Lifestyle Moderate	6,394
Lifestyle Conservative	5,230

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2012:

Lifestyle Aggressive		Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative

Net sales charges	$592,545	$4,519,469	$6,539,167	$2,670,615	$2,957,414
Retained for printing prospectuses,
advertising and sales literature	92,570	723,992	1,049,038	435,305	494,729
Sales commission to unrelated broker-dealers	477,557	3,697,440	5,408,708	2,168,612	2,401,769
Sales commission to affiliated sales personnel	22,418	98,037	81,421	66,698	60,916

38	Lifestyle Portfolios | Annual report

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for service providing distribution-related services in connection with the sale of these shares. During the year ended December 31 2012, CDSCs received by the Distributor for Class A, Class B and Class C shares were as follows:

Portfolio	Class A	Class B	Class C

Lifestyle Aggressive	$467	$49,441	$13,886
Lifestyle Growth	5,755	196,001	56,649
Lifestyle Balanced	3,418	176,035	61,338
Lifestyle Moderate	1,400	88,698	42,523
Lifestyle Conservative	1,226	91,856	68,895

Transfer agent fees. The Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended December 31, 2012 were:

		Distribution and	Transfer	State	Printing and
Portfolio	Share class	service fees	agent fees	registration fees	postage

Lifestyle Aggressive	Class A	$663,892	$412,879	$29,165	$22,355
	Class B	238,413	44,421	14,291	3,768
	Class C	1,191,028	222,049	17,353	13,630
	Class R1	63,886	2,216	13,633	826
	Class R2	207	23	12,970	213
	Class R3	65,566	2,518	14,034	739
	Class R4	31,767	2,363	14,144	679
	Class R5	6,492	2,979	13,983	769
	Class R6	—	195	18,603	280
	Class 1	1,685,284	—	—	—
	Total	$3,946,535	$689,643	$148,176	$43,259

Lifestyle Growth	Class A	$2,415,765	$1,502,879	$66,546	$81,407
	Class B	1,042,839	194,553	19,806	15,185
	Class C	4,606,543	858,739	35,740	54,411
	Class R1	120,292	4,367	14,154	1,387
	Class R2	208	23	12,983	240
	Class R3	134,348	5,124	14,204	1,259
	Class R4	74,896	5,548	15,170	1,126
	Class R5	13,676	7,787	14,872	1,433
	Class R6	—	226	19,002	329
	Class 1	5,017,082	—	—	—
	Total	$13,425,649	$2,579,246	$212,477	$156,777

Lifestyle Balanced	Class A	$2,718,021	$1,691,397	$79,757	$72,033
	Class B	993,725	185,545	26,207	13,227
	Class C	5,405,731	1,008,002	43,040	46,559
	Class R1	121,185	4,408	14,304	1,084
	Class R2	209	23	12,962	443
	Class R3	238,689	9,160	14,110	1,576
	Class R4	224,071	17,334	16,773	2,547
	Class R5	19,960	10,506	16,131	1,654
	Class R6	—	461	19,045	330
	Class 1	5,313,420	—	—	—
	Total	$15,035,011	$2,926,836	$242,329	$139,453

Annual report | Lifestyle Portfolios	39

		Distribution and	Transfer	State	Printing and
Portfolio	Share class	service fees	agent fees	registration fees	postage

Lifestyle Moderate	Class A	$1,046,443	$651,128	$44,224	$26,453
	Class B	406,120	75,849	16,534	5,132
	Class C	2,614,424	487,744	30,960	21,332
	Class R1	60,033	2,145	13,697	756
	Class R2	210	23	12,962	240
	Class R3	66,030	2,498	14,025	769
	Class R4	34,471	2,594	14,657	650
	Class R5	7,025	3,169	15,805	855
	Class R6	—	92	17,313	267
	Class 1	1,651,301	—	—	—
	Total	$5,886,057	$1,225,242	$180,177	$56,454

Lifestyle Conservative	Class A	$1,206,937	$751,629	$38,197	$29,031
	Class B	432,093	80,650	15,796	5,119
	Class C	2,951,713	550,890	24,139	23,387
	Class R1	58,215	1,995	18,805	740
	Class R2	211	23	8,245	240
	Class R3	71,473	2,727	24,311	777
	Class R4	32,828	2,367	14,851	686
	Class R5	7,101	3,508	24,099	862
	Class R6	—	205	19,046	280
	Class 1	1,426,833	—	—	—
	Total	$6,187,404	$1,393,994	$187,489	$61,122

Trustee expenses. The Portfolios compensate each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Portfolios’ shares for the years ended December 31, 2012 and December 31, 2011 were as follows:

Lifestyle Aggressive

		Year ended 12-31-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount

Class A shares

Sold	6,546,618	$81,230,963	7,464,183	$91,404,027
Distributions reinvested	189,811	2,441,000	243,063	2,751,452
Repurchased	(6,006,478)	(74,601,304)	(4,951,189)	(60,481,347)
Net increase	729,951	$9,070,659	2,756,057	$33,674,132

Class B shares

Sold	238,596	$2,949,711	383,237	$4,721,859
Distributions reinvested	5,888	75,895	11,799	133,917
Repurchased	(359,517)	(4,419,877)	(342,031)	(4,148,048)
Net increase (decrease)	(115,033)	($1,394,271)	53,005	$707,728

Class C shares

Sold	1,477,006	$18,287,544	2,588,465	$31,926,500
Distributions reinvested	34,428	444,120	65,280	740,942
Repurchased	(2,028,905)	(25,079,212)	(1,764,063)	(21,317,749)
Net increase (decrease)	(517,471)	($6,347,548)	889,682	$11,349,693

Class R1 shares

Sold	198,848	$2,431,323	432,325	$5,441,786
Distributions reinvested	4,049	52,186	6,396	72,657
Repurchased	(267,568)	(3,279,369)	(366,618)	(4,506,805)
Net increase (decrease)	(64,671)	($795,860)	72,103	$1,007,638

Class R2 shares[1]

Sold	8,006	$100,000	—	—
Net increase	8,006	$100,000	—	—

Class R3 shares

Sold	202,975	$2,501,105	290,766	$3,553,417
Distributions reinvested	5,910	75,890	10,353	117,091
Repurchased	(316,823)	(3,900,193)	(418,553)	(5,043,806)
Net decrease	(107,938)	($1,323,198)	(117,434)	($1,373,298)

40	Lifestyle Portfolios | Annual report

		Year ended 12-31-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount

Class R4 shares

Sold	470,635	$5,762,193	489,290	$6,081,935
Distributions reinvested	7,398	94,846	11,062	124,889
Repurchased	(558,684)	(6,943,072)	(428,018)	(5,286,717)
Net increase (decrease)	(80,651)	($1,086,033)	72,334	$920,107

Class R5 shares

Sold	417,659	$5,182,054	520,513	$6,451,285
Distributions reinvested	9,200	118,042	19,696	222,375
Repurchased	(842,458)	(10,587,042)	(375,287)	(4,504,410)
Net increase (decrease)	(415,599)	($5,286,946)	164,922	$2,169,250

Class R6 shares[2]

Sold	179,670	$2,262,958	8,562	$100,000
Distributions reinvested	2,404	30,777	—	—
Repurchased	(22,990)	(285,963)	—	—
Net increase	159,084	$2,007,772	8,562	$100,000

Class 1 shares

Sold	4,755,717	$58,815,078	10,943,704	$133,645,731
Distributions reinvested	3,976,367	50,897,498	5,480,200	61,761,848
Repurchased	(28,314,394)	(351,650,872)	(19,800,854)	(237,203,958)
Net decrease	(19,582,310)	($241,938,296)	(3,376,950)	($41,796,379)

Net increase (decrease)	(19,986,632)	($246,993,721)	522,281	$6,758,871

Lifestyle Growth

		Year ended 12-31-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount

Class A shares

Sold	21,617,347	$282,729,682	25,255,690	$325,712,890
Distributions reinvested	1,047,720	14,102,737	1,135,940	13,619,901
Repurchased	(15,385,999)	(201,129,161)	(13,974,478)	(179,071,981)
Net increase	7,279,068	$95,703,258	12,417,152	$160,260,810

Class B shares

Sold	1,428,655	$18,526,780	1,968,564	$25,335,379
Distributions reinvested	72,488	978,594	92,910	1,116,780
Repurchased	(1,315,668)	(17,132,556)	(1,198,774)	(15,315,522)
Net increase	185,475	$2,372,818	862,700	$11,136,637

Class C shares

Sold	6,989,144	$91,188,127	10,273,161	$132,871,906
Distributions reinvested	331,572	4,469,588	430,104	5,165,542
Repurchased	(6,714,814)	(87,411,788)	(6,786,907)	(86,332,541)
Net increase	605,902	$8,245,927	3,916,358	$51,704,907

Class R1 shares

Sold	527,633	$6,872,767	676,819	$8,740,362
Distributions reinvested	15,702	212,144	17,883	215,130
Repurchased	(439,681)	(5,699,950)	(559,464)	(7,376,787)
Net increase	103,654	$1,384,961	135,238	$1,578,705

Class R2 shares[1]

Sold	7,663	$100,000	—	—
Net increase	7,663	$100,000	—	—

Class R3 shares

Sold	348,629	$4,518,692	731,870	$9,416,869
Distributions reinvested	19,624	263,747	32,737	391,859
Repurchased	(785,497)	(10,143,064)	(772,447)	(9,941,308)
Net decrease	(417,244)	($5,360,625)	(7,840)	($132,580)

Annual report | Lifestyle Portfolios	41

		Year ended 12-31-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount

Class R4 shares

Sold	1,207,245	$15,441,879	713,217	$8,872,464
Distributions reinvested	25,659	344,864	30,211	361,630
Repurchased	(1,209,750)	(15,997,180)	(839,042)	(10,488,230)
Net increase (decrease)	23,154	($210,437)	(95,614)	($1,254,136)

Class R5 shares

Sold	1,317,356	$17,284,507	938,722	$12,212,673
Distributions reinvested	46,280	622,462	52,770	631,654
Repurchased	(1,219,079)	(16,168,117)	(487,392)	(6,260,806)
Net increase	144,557	$1,738,852	504,100	$6,583,521

Class R6 shares[2]

Sold	253,307	$3,395,751	11,535	$141,552
Distributions reinvested	5,232	70,109	89	1,057
Repurchased	(10,608)	(141,624)	(9)	(105)
Net increase	247,931	$3,324,236	11,615	$142,504

Class 1 shares

Sold	11,077,067	$144,086,192	18,053,853	$233,685,010
Distributions reinvested	15,752,228	211,079,854	20,055,879	239,266,634
Repurchased	(66,902,791)	(877,159,860)	(50,656,774)	(639,910,781)
Net decrease	(40,073,496)	($521,993,814)	(12,547,042)	($166,959,137)

Class 5 shares

Sold	1,378,974	$17,921,927	1,704,430	$22,055,655
Distributions reinvested	223,661	2,992,587	240,178	2,862,925
Repurchased	(400,947)	(5,237,765)	(240,535)	(3,020,497)
Net increase	1,201,688	$15,676,749	1,704,073	$21,898,083

Net increase (decrease)	(30,691,648)	($399,018,075)	6,900,740	$84,959,314

Lifestyle Balanced

		Year ended 12-31-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount

Class A shares

Sold	29,799,585	$393,896,550	27,583,068	$357,729,036
Distributions reinvested	1,648,142	22,203,029	1,623,599	20,142,210
Repurchased	(16,076,799)	(212,815,312)	(13,281,688)	(171,487,865)
Net increase	15,370,928	$203,284,267	15,924,979	$206,383,381

Class B shares

Sold	1,870,452	$24,518,316	2,068,163	$26,625,612
Distributions reinvested	117,766	1,591,417	136,001	1,676,290
Repurchased	(1,002,770)	(13,220,061)	(1,032,699)	(13,314,679)
Net increase	985,448	$12,889,672	1,171,465	$14,987,223

Class C shares

Sold	10,170,971	$134,241,530	11,338,347	$147,444,834
Distributions reinvested	648,794	8,772,999	793,316	9,792,429
Repurchased	(7,790,575)	(102,765,426)	(7,232,333)	(93,268,932)
Net increase	3,029,190	$40,249,103	4,899,330	$63,968,331

Class R1 shares

Sold	510,563	$6,683,784	553,248	$7,178,427
Distributions reinvested	19,161	257,539	24,934	307,691
Repurchased	(581,101)	(7,660,314)	(376,903)	(4,861,927)
Net increase (decrease)	(51,377)	($718,991)	201,279	$2,624,191

Class R2 shares[1]

Sold	7,605	$100,000	—	—
Net increase	7,605	$100,000	—	—

42	Lifestyle Portfolios | Annual report

		Year ended 12-31-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount

Class R3 shares

Sold	788,988	$10,363,332	865,516	$11,151,510
Distributions reinvested	57,078	767,299	77,750	963,283
Repurchased	(1,350,324)	(17,819,887)	(1,041,990)	(13,534,250)
Net decrease	(504,258)	($6,689,256)	(98,724)	($1,419,457)

Class R4 shares

Sold	6,336,522	$83,595,716	871,720	$11,476,386
Distributions reinvested	126,337	1,697,241	65,932	819,277
Repurchased	(3,411,704)	(45,323,645)	(1,037,906)	(13,443,059)
Net increase (decrease)	3,051,155	$39,969,312	(100,254)	($1,147,396)

Class R5 shares

Sold	1,450,309	$19,171,138	1,642,807	$21,488,098
Distributions reinvested	80,278	1,077,660	110,529	1,376,693
Repurchased	(2,067,688)	(27,326,993)	(1,290,830)	(16,820,167)
Net increase (decrease)	(537,101)	($7,078,195)	462,506	$6,044,624

Class R6 shares[2]

Sold	353,784	$4,657,544	8,248	$103,500
Distributions reinvested	6,223	83,976	—	—
Repurchased	(23,203)	(310,274)	—	—
Net increase	336,804	$4,431,246	8,248	$103,500

Class 1 shares

Sold	34,176,951	$448,550,959	39,551,115	$511,123,439
Distributions reinvested	22,417,405	299,880,075	26,838,854	333,196,257
Repurchased	(51,222,941)	(676,975,779)	(36,844,586)	(470,092,098)
Net increase	5,371,415	$71,455,255	29,545,383	$374,227,598

Class 5 shares

Sold	1,434,898	$18,976,047	1,240,322	$16,132,683
Distributions reinvested	163,876	2,194,885	160,865	1,995,168
Repurchased	(256,469)	(3,317,908)	(259,546)	(3,316,409)
Net increase	1,342,305	$17,853,024	1,141,641	$14,811,442

Net increase	28,402,114	$375,745,437	53,155,853	$680,583,437

Lifestyle Moderate

		Year ended 12-31-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount

Class A shares

Sold	12,585,088	$164,396,073	11,478,695	$145,921,776
Distributions reinvested	788,832	10,431,025	754,289	9,356,716
Repurchased	(7,794,657)	(101,628,949)	(5,332,351)	(67,791,561)
Net increase	5,579,263	$73,198,149	6,900,633	$87,486,931

Class B shares

Sold	877,166	$11,392,653	1,075,807	$13,660,530
Distributions reinvested	63,761	843,884	63,595	786,336
Repurchased	(408,443)	(5,320,085)	(367,327)	(4,657,413)
Net increase	532,484	$6,916,452	772,075	$9,789,453

Class C shares

Sold	6,493,158	$84,645,234	6,906,563	$87,818,079
Distributions reinvested	438,826	5,811,808	457,098	5,659,846
Repurchased	(3,837,488)	(50,036,708)	(3,348,037)	(42,388,595)
Net increase	3,094,496	$40,420,334	4,015,624	$51,089,330

Class R1 shares

Sold	334,547	$4,340,072	290,222	$3,703,097
Distributions reinvested	12,333	163,215	13,573	168,255
Repurchased	(204,333)	(2,654,134)	(265,849)	(3,385,518)
Net increase	142,547	$1,849,153	37,946	$485,834

Annual report | Lifestyle Portfolios	43

		Year ended 12-31-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount

Class R2 shares[1]

Sold	7,716	$100,000	—	—
Net increase	7,716	$100,000	—	—

Class R3 shares

Sold	260,175	$3,374,916	403,702	$5,139,065
Distributions reinvested	20,123	265,626	26,932	333,836
Repurchased	(376,016)	(4,863,415)	(350,836)	(4,432,751)
Net increase (decrease)	(95,718)	($1,222,873)	79,798	$1,040,150

Class R4 shares

Sold	570,862	$7,382,594	246,227	$3,128,495
Distributions reinvested	23,965	315,915	22,330	276,444
Repurchased	(418,916)	(5,497,168)	(202,592)	(2,572,826)
Net increase	175,911	$2,201,341	65,965	$832,113

Class R5 shares

Sold	416,723	$5,420,537	790,524	$10,089,122
Distributions reinvested	27,676	363,887	47,006	582,669
Repurchased	(989,460)	(12,870,594)	(474,551)	(6,013,998)
Net increase (decrease)	(545,061)	($7,086,170)	362,979	$4,657,793

Class R6 shares[2]

Sold	132,468	$1,768,610	7,994	$100,000
Distributions reinvested	1,723	22,882	—	—
Repurchased	(14,137)	(189,742)	—	—
Net increase	120,054	$1,601,750	7,994	$100,000

Class 1 shares

Sold	13,540,901	$175,499,000	13,082,359	$166,615,780
Distributions reinvested	8,662,040	114,126,515	9,904,635	122,933,186
Repurchased	(15,429,208)	(201,695,879)	(13,422,853)	(169,449,859)
Net increase	6,773,733	$87,929,636	9,564,141	$120,099,107

Class 5 shares

Sold	887,000	$11,536,611	612,369	$7,775,812
Distributions reinvested	93,554	1,232,491	84,958	1,052,566
Repurchased	(276,740)	(3,573,141)	(213,134)	(2,689,762)
Net increase	703,814	$9,195,961	484,193	$6,138,616

Net increase	16,489,239	$215,103,733	22,291,348	$281,719,327

Lifestyle Conservative

		Year ended 12-31-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount

Class A shares

Sold	16,485,132	$218,406,695	16,626,365	$214,371,407
Distributions reinvested	1,019,305	13,597,012	819,424	10,398,314
Repurchased	(9,311,796)	(122,976,803)	(7,591,792)	(97,926,459)
Net increase	8,192,641	$109,026,904	9,853,997	$126,843,262

Class B shares

Sold	1,085,716	$14,340,232	1,213,609	$15,617,448
Distributions reinvested	75,238	1,004,631	66,498	843,963
Repurchased	(475,249)	(6,288,066)	(562,385)	(7,241,252)
Net increase	685,705	$9,056,797	717,722	$9,220,159

Class C shares

Sold	8,677,376	$114,808,866	9,052,182	$116,563,348
Distributions reinvested	533,856	7,123,334	469,469	5,958,102
Repurchased	(4,407,940)	(58,316,268)	(4,214,339)	(54,239,302)
Net increase	4,803,292	$63,615,932	5,307,312	$68,282,148

44	Lifestyle Portfolios | Annual report

		Year ended 12-31-12		Year ended 12-31-11
	Shares	Amount	Shares	Amount

Class R1 shares

Sold	355,693	$4,723,573	306,782	$3,975,039
Distributions reinvested	15,971	213,057	14,449	183,680
Repurchased	(207,657)	(2,757,838)	(459,770)	(5,953,530)
Net increase (decrease)	164,007	$2,178,792	(138,539)	($1,794,811)

Class R2 shares[1]

Sold	7,622	$100,000	—	—
Net increase	7,622	$100,000	—	—

Class R3 shares

Sold	332,721	$4,381,713	442,216	$5,732,778
Distributions reinvested	24,838	330,471	29,066	369,187
Repurchased	(355,405)	(4,671,166)	(490,152)	(6,346,100)
Net increase (decrease)	2,154	$41,018	(18,870)	($244,135)

Class R4 shares

Sold	498,780	$6,562,898	460,870	$5,954,607
Distributions reinvested	22,529	299,530	25,387	322,310
Repurchased	(611,503)	(8,087,876)	(302,677)	(3,897,650)
Net increase (decrease)	(90,194)	($1,225,448)	183,580	$2,379,267

Class R5 shares

Sold	943,275	$12,427,797	737,253	$9,510,571
Distributions reinvested	40,401	537,917	44,615	566,159
Repurchased	(1,115,453)	(14,626,308)	(266,887)	(3,452,543)
Net increase (decrease)	(131,777)	($1,660,594)	514,981	$6,624,187

Class R6 shares[2]

Sold	125,404	$1,659,520	7,806	$100,000
Distributions reinvested	2,732	36,576	—	—
Repurchased	(15,458)	(207,702)	—	—
Net increase	112,678	$1,488,394	7,806	$100,000

Class 1 shares

Sold	25,753,594	$341,811,558	24,495,781	$316,021,626
Distributions reinvested	8,441,260	112,325,015	8,583,834	108,961,974
Repurchased	(12,200,592)	(162,035,261)	(12,240,403)	(157,655,502)
Net increase	21,994,262	$292,101,312	20,839,212	$267,328,098

Net increase	35,740,390	$474,723,107	37,267,201	$478,738,175

1 The inception date for Class R2 shares is 3-1-12.
2 The inception date for Class R6 shares is 9-1-11.

As of December 31, 2012, affiliates of the Portfolios owned 100% of shares of beneficial interest of Class R2 of each of the Lifestyle Portfolios. As of December 31, 2012, affiliates of the Portfolios owned 5%, 3%, 2%, 7% and 7% of shares of beneficial interest of Class R6 of the Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative Portfolios, respectively.

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the year ended December 31, 2012:

Portfolio	Purchases	Sales

Lifestyle Aggressive	$807,398,705	$1,019,844,863
Lifestyle Growth	2,680,690,975	2,986,406,650
Lifestyle Balanced	2,881,992,799	2,423,215,120
Lifestyle Moderate	971,094,091	735,063,364
Lifestyle Conservative	1,005,603,260	515,787,907

Annual report | Lifestyle Portfolios	45

Note 7 — Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. As of December 31, 2012, the following Portfolios held 5% or more of an affiliated underlying fund’s net assets:

	Percent of Underlying		Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets	Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive		Lifestyle Growth
John Hancock Funds II		John Hancock Funds II
All Cap Core	21.2%	Active Bond	11.0%
All Cap Value	12.2%	All Cap Core	50.5%
Alpha Opportunities	17.0%	All Cap Value	32.5%
Blue Chip Growth	9.5%	Alpha Opportunities	41.8%
Capital Appreciation	9.5%	Blue Chip Growth	25.4%
Capital Appreciation Value	9.6%	Capital Appreciation Value	33.6%
China Emerging Leaders	16.7%	Capital Appreciation	25.6%
Currency Strategies	7.0%	China Emerging Leaders	39.0%
Emerging Markets	14.5%	Currency Strategies	21.9%
Equity-Income	10.6%	Emerging Market	33.8%
Fundamental Global Franchise	9.4%	Equity-Income	28.3%
Fundamental Large Cap Value	13.7%	Floating Rate Income	11.4%
Fundamental Value	15.0%	Fundamental Global Franchise	32.1%
Global Real Estate	9.2%	Fundamental Large Cap Value	36.6%
Health Science	13.5%	Fundamental Value	35.9%
Heritage	17.4%	Global Absolute Return Strategies	6.8%
International Growth Opportunities	10.0%	Global Bond	9.8%
International Growth Stock	15.5%	Global High Yield	18.6%
International Small Cap	12.2%	Global Real Estate	28.7%
International Small Company	17.0%	Health Science	36.3%
International Value	11.0%	Heritage	44.3%
Mid Cap Stock	10.5%	High Income	25.1%
Mid Cap Value Equity	19.1%	High Yield	12.0%
Mid Value	14.9%	International Growth Opportunities	23.7%
Mutual Shares	15.6%	International Growth Stock	36.5%
Natural Resources	9.7%	International Small Cap	25.3%
Real Estate Equity	8.8%	International Small Company	35.1%
Redwood	8.0%	International Value	26.0%
Small Cap Growth	15.0%	Mid Cap Stock	26.8%
Small Cap Opportunities	13.7%	Mid Cap Value	47.6%
Small Cap Value	17.5%	Mid Value	38.0%
Small Company Growth	17.3%	Multi-Sector Bond	14.2%
Small Company Value	10.3%	Mutual Shares	41.4%
Smaller Company Growth	17.4%	Natural Resources	22.6%
Technical Opportunities	16.4%	Real Estate Equity	27.6%
U.S. Equity	8.4%	Real Return Bond	8.2%
Value	15.6%	Redwood	25.1%
John Hancock Funds III		Small Cap Growth	31.3%
International Core	7.4%	Small Cap Opportunities	28.6%
International Value Equity	15.6%	Small Cap Value	36.3%
Rainier Growth	6.6%	Small Company Value	21.5%
Strategic Growth	14.2%	Small Company Growth	35.9%
John Hancock Investment Trust		Smaller Company Growth	36.1%
Small Cap Intrinsic Value	13.0%	Spectrum Income	14.8%
		Strategic Income Opportunities	6.5%
		Technical Opportunities	44.0%
		Total Return	7.4%
		U.S. Equity	28.9%
		U.S. High Yield Bond	17.0%
		Value	39.9%
		John Hancock Funds III
		Disciplined Value	6.1%
		Global Shareholder Yield	16.0%
		International Core	17.5%
		International Value Equity	36.7%
		Rainer Growth	17.6%
		Strategic Growth	38.3%
		John Hancock Investment Trust
		Small Cap Intrinsic Value	26.9%

46	Lifestyle Portfolios | Annual report

	Percent of Underlying		Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets	Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Balanced		Lifestyle Moderate
John Hancock Funds II		John Hancock Funds II
Active Bond	31.3%	Active Bond	20.3%
All Cap Core	28.4%	All Cap Value	8.1%
All Cap Value	26.2%	Alpha Opportunities	5.9%
Alpha Opportunities	26.6%	Capital Appreciation Value	7.8%
Blue Chip Growth	20.5%	Core Bond	22.5%
Capital Appreciation Value	29.5%	Currency Strategies	9.5%
Capital Appreciation	20.6%	Equity-Income	7.1%
China Emerging Leaders	28.7%	Floating Rate Income	12.7%
Core Bond	33.6%	Fundamental Global Franchise	8.2%
Currency Strategies	27.2%	Fundamental Large Cap Value	9.2%
Emerging Market	24.4%	Fundamental Value	5.9%
Equity-Income	22.7%	Global Bond	16.4%
Floating Rate Income	25.9%	Global High Yield	14.3%
Fundamental Global Franchise	31.7%	Global Real Estate	8.2%
Fundamental Large Cap Value	29.4%	High Income	17.1%
Fundamental Value	23.7%	High Yield	9.3%
Global Absolute Return Strategies	9.3%	International Growth Stock	6.3%
Global Bond	33.3%	Investment Quality Bond	18.5%
Global High Yield	33.3%	Mid Value	7.9%
Global Real Estate	31.6%	Multi-Sector Bond	16.0%
Health Science	33.4%	Natural Resources	5.4%
Heritage	31.1%	Real Estate Equity	9.9%
High Income	39.9%	Real Return Bond	11.9%
High Yield	21.7%	Redwood	9.1%
International Growth Opportunities	19.5%	Small Cap Growth	7.2%
International Growth Stock	29.8%	Small Cap Value	8.1%
International Small Cap	18.3%	Small Company Growth	7.9%
International Small Company	25.3%	Smaller Company Growth	8.0%
International Value	21.3%	Spectrum Income	16.7%
Investment Quality Bond	20.1%	Strategic Income Opportunities	5.9%
Mid Cap Stock	18.8%	Total Return	13.7%
Mid Cap Value	33.2%	U.S. Equity	7.5%
Mid Value	26.6%	U.S. High Yield Bond	13.3%
Multi-Sector Bond	39.1%	John Hancock Funds III
Mutual Shares	33.4%	International Value Equity	6.3%
Natural Resources	23.6%	Strategic Growth	6.9%
Real Estate Equity	30.4%
Real Return Bond	27.1%	Portfolio Affiliate Class NAV	Percent Funds’ of Underlying Net Assets
Redwood	27.7%
Small Cap Growth	25.8%	Lifestyle Conservative
Small Cap Opportunities	23.5%	John Hancock Funds II
Small Cap Value	30.0%	Active Bond	23.7%
Small Company Value	17.8%	Blue Chip Growth	5.4%
Small Company Growth	29.2%	Core Bond	31.2%
Smaller Company Growth	29.2%	Currency Strategies	9.5%
Spectrum Income	40.7%	Equity-Income	5.7%
Strategic Income Opportunities	14.4%	Floating Rate Income	14.2%
Technical Opportunities	24.5%	Fundamental Global Franchise	5.2%
Total Return	21.1%	Fundamental Value	5.5%
U.S. Equity	29.1%	Global Bond	20.7%
U.S. High Yield Bond	30.9%	Global High Yield	13.9%
Value	28.1%	Global Real Estate	5.8%
John Hancock Funds III		High Income	16.6%
Global Shareholder Yield	16.1%	High Yield	9.0%
International Core	14.3%	Investment Quality Bond	43.5%
International Value Equity	30.1%	Multi-Sector Bond	17.2%
Rainer Growth	14.2%	Real Estate Equity	9.3%
Strategic Growth	30.4%	Real Return Bond	19.6%
John Hancock Investment Trust		Redwood	8.6%
Small Cap Intrinsic Value	21.6%	Short Term Government Income	72.5%
		Small Cap Growth	7.1%
		Spectrum Income	17.8%
		Strategic Income Opportunities	6.3%
		Total Return	16.0%
		U.S. High Yield Bond	13.4%

Annual report | Lifestyle Portfolios	47

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio, and Lifestyle Conservative Portfolio, which are part of John Hancock Funds II (the “Trust”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 25, 2013

48	Lifestyle Portfolios | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolios, if any, paid during their taxable year ended December 31, 2012.

Dividend Received Deduction. The Portfolios reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

Qualified Dividend Income. The Portfolios reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Foreign Tax Credit. The following table details the income derived from foreign sources and the amounts the Portfolios intend to pass through as foreign tax credits for the fiscal year ended December 31, 2012:

Fund	Foreign Source Income	Foreign Tax Credit

Lifestyle Aggressive	$19,827,491	$1,773,863
Lifestyle Growth	45,930,125	4,114,601
Lifestyle Balanced	35,265,433	3,139,113
Lifestyle Moderate	6,854,170	609,888
Lifestyle Conservative	3,273,701	288,448

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

Please consult a tax adviser regarding the tax consequences of your investment in the Fund.

Annual report | Lifestyle Portfolios	49

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Lifestyle Portfolios, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

50	Lifestyle Portfolios | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of each Portfolio and execute policies formulated by the Trustees.

Independent Trustees

		Number of
Name, Year of Birth	Trustee of	John Hancock
Position(s) held with Fund	the Fund	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

James M. Oates, Born: 1946	2012	240

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and
Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company)
(1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services
Corporation (1995–2007); Director, Connecticut River Bancorp (since 1998); Director, Virtus
Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairman of the Board,
John Hancock retail funds (since 2012); Trustee, John Hancock Funds III (2005–2006 and since
2012); Trustee (since 2004) and Chairman of the Board (since 2005), John Hancock Variable
Insurance Trust; Trustee and Chairman of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[3] Born: 1941	2012	240

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since
2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock
Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[3] Born: 1942	2012	240

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public
Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to
1999); Director, Lincoln Educational Services Corporation (since 2004); Director,
Symetra Financial Corporation (since 2010); former Director, PMA Capital Corporation
(2004–2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham,[2] Born: 1944	1994	240

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director,
LIN Television (since 2009); Chairman (since 2009) and Director (since 2006), Lincoln
National Corporation (insurance); Director, Resolute Energy Corporation (since 2009);
Director, Southwest Airlines (since 2000); former Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I, Inc. (until
2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable
Insurance Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey, Born: 1946	2012	240

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice
President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust
(since 2009). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[3] Born: 1947	2012	240

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director,
The Todd Organization (consulting firm) (2003–2010); President, Westport Resources
Management (investment management consulting firm) (2006–2008); Senior Managing
Director, Partner and Operating Head, Putnam Investments (2000–2003); Executive Vice
President, The Thomson Corp. (financial and legal information publishing) (1997–2000).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2008).

Annual report | Lifestyle Portfolios	51

Independent Trustees (continued)

		Number of
Name, Year of Birth	Trustee of	John Hancock
Position(s) held with Fund	the Fund	funds overseen
Principal occupation(s) and other directorships during past 5 years	since	by Trustee

Deborah C. Jackson,[2] Born: 1952	2008	240

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive
Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable
Foundation (since 2001); Board of Directors of American Student Assistance Corporation
(1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of
Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee,
John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust
and John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	240

Associate Professor, The Wallace E. Carroll School of Management, Boston College
(since 1984); Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds)
(since 2008); Director, The Barnes Group (since 2010). Trustee, John Hancock retail funds
(since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky,[2] Born: 1944	1991	240

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000);
Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate)
(since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992)
and Chairman of the Board (2011–2012), John Hancock retail funds; Trustee, John Hancock
Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo,[2] Born: 1949	2009	240

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and
Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-
entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc.
(nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters,
KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002);
Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992);
Director, Treasurer and Chairman of Audit and Finance Committees, Putnam Hospital Center
(1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester
and Putnam Counties, New York (1990–1995). Trustee, John Hancock retail funds (since 2008);
Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Non-Independent Trustees4

		Number of
Name, Year of Birth	Trustee of	John Hancock
Position(s) held with Fund	the Fund	funds overseen
Principal occupation(s) and other directorships during past 5 years	since	by Trustee

James R. Boyle, Born: 1959	2012	240

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds,
LLC and John Hancock Investment Management Services, LLC (2005–2010). Trustee,
John Hancock retail funds (since 2012 and 2005–2010), Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	240

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and
General Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012),
including prior positions). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	240

Senior Executive Vice President and Chief Investment Officer, Manulife Financial
Corporation (since 2001, including prior positions); Director, Manulife Trust Company and
Manulife Bank of Canada (2001–2013, including prior positions); Director and Chairman,
Manulife Asset Management (since 2001, including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

52	Lifestyle Portfolios | Annual report

Principal officers who are not Trustees

Officer
Name, Year of Birth	of the
Position(s) held with Fund	Trust
Principal occupation(s) and other directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012); President,
John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former
Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President, John Hancock
Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment Management Services,
LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive
Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer,
John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Assistant Treasurer, John Hancock Variable
Insurance Trust (2010–2012 and 2007–2009, including prior positions); Treasurer, John Hancock Fund II
(since 2010, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210–2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800–225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Fund, effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive or director with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Lifestyle Portfolios	53

More information

Trustees	Investment adviser
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisers
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered public accounting firm
Executive Vice President	PricewaterhouseCoopers LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Portfolios’ proxy voting policies and procedures, as well as the Portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Portfolios’ Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

54	Lifestyle Portfolios | Annual report

John Hancock

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

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This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

LSA 12/12
2/13

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year, December 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR), that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

(f)(2) Not applicable

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Peter S. Burgess, who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES:

2012: $131,796
2011: $120,540

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b) AUDIT RELATED FEES:

2012: $41,776
2011: $40,948

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PwC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and affiliated service provider internal controls reviews.

(c) TAX FEES:

2012: $0
2011: $8,458

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax fees for the year ended December 31, 2012 were $0 as the tax services were provided by a service provider other than the principal accountant. The tax services provided by the principal accountant for the year ended December 31, 2011 related to the review of the Registrant’s tax returns and tax distribution requirements.

(d) ALL OTHER FEES:

2012: $36,842
2011: $370

These fees represent other fees for John Hancock Funds II billed to the registrant or to control affiliates.

(e) (1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $2,909,584 for the fiscal year ended December 31, 2012 and $2,529,075 for the fiscal year ended December 31, 2011.

(h) The Registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PwC’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS. Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) SEE ATTACHED CODE OF ETHICS.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: February 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: February 20, 2013

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: February 20, 2013